SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
                        -------

Post-Effective Amendment No. 13           (333-85567)          [X]
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15      (File No. 811-7195)                      [X]
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                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
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                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
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                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN   55474
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(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
[X] on April 30, 2004 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

APRIL 30, 2004

AMERICAN EXPRESS(R)


SIGNATURE ONE SELECT VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY:    AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE
              LIFE)
              829 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 333-3437
              AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE
              MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

Please read the prospectuses carefully and keep them for future reference.


The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

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1  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS

THE CONTRACT IN BRIEF

EXPENSE SUMMARY

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

FINANCIAL STATEMENTS

THE VARIABLE ACCOUNT AND THE FUNDS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

BUYING YOUR CONTRACT

CHARGES

VALUING YOUR INVESTMENT

MAKING THE MOST OF YOUR CONTRACT

WITHDRAWALS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

CHANGING OWNERSHIP

BENEFITS IN CASE OF DEATH

OPTIONAL BENEFITS

THE ANNUITY PAYOUT PERIOD

TAXES

VOTING RIGHTS

SUBSTITUTION OF INVESTMENTS

ABOUT THE SERVICE PROVIDERS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

ADDITIONAL INFORMATION

EXPERTS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS FEES

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES

APPENDIX D: EXAMPLE -- DEATH BENEFITS

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER

APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

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2  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

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3  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

TAX DEFERRAL AND QUALIFIED PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. We will not deduct any charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the GPAs, which earn interest at rates that we declare when you allocate purchase payments or transfer contract value to this account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. __)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have limitations for making additional payments. (p. __)

MINIMUM INITIAL PURCHASE PAYMENT


       $25,000


MINIMUM ADDITIONAL PURCHASE PAYMENT

       $50 for Systematic Investment Plans (SIPs).

       $100 for any other type of payment.

MAXIMUM TOTAL PURCHASE PAYMENTS*

       $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. (p. __)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Also, certain other restrictions may apply. (p. __)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. __)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)

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4  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. __)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE

(contingent deferred sales charge as a percentage of purchase payments withdrawn)

                  Years from purchase          Withdrawal charge
                    payment receipt               percentage
                          1                            8%
                          2                            8
                          3                            8
                          4                            8
                          5                            7
                          6                            6
                          7                            6
                          8                            4
                          9                            2
                          Thereafter                   0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Plans.")


                                                                                                ASSUMED INVESTMENT RATE
DISCOUNT RATE FOR:                                                                         3.5%                        5.0%
Return of Purchase Payments (ROP) Death Benefit                                            5.51%                       7.01%
Maximum Anniversary Value (MAV) Death Benefit                                              5.71                        7.21
5% Accumulation Death Benefit                                                              5.86                        7.36
Enhanced Death Benefit                                                                     5.91                        7.41


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5  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                     $40

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTOR(SM) WITHDRAWAL BENEFIT (GWB FEE)(1)                                   MAXIMUM: 2.50%                  CURRENT: 0.55%*
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV(2)                                             MAXIMUM: 2.50%                  CURRENT: 0.55%*

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE(2)                    MAXIMUM: 2.75%                  CURRENT: 0.70%*

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE(2)  MAXIMUM: 3.00%                  CURRENT: 0.75%*
(As a percentage of the Guaranteed Income Benefit Base charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM)) FEE(3)                                                 0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS) FEE(3)                                       0.40%*
(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee applies only if you elect this optional feature.

(1) Available if you and the annuitant are 79 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or any Income Assurer Benefit(SM) rider. May not be available in all states.

(2) Available if the annuitant is 75 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or the GWB rider. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit. May not be available in all states.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE DEATH BENEFIT YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


                                                        MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
                                                      EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE
ROP DEATH BENEFIT                                            1.60%                    0.15%                    1.75%
MAV DEATH BENEFIT(1)                                         1.80                     0.15                     1.95
5% ACCUMULATION DEATH BENEFIT(1)                             1.95                     0.15                     2.10
ENHANCED DEATH BENEFIT(1)                                    2.00                     0.15                     2.15


(1) Available if both you and the annuitant are 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus.

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6  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                   MINIMUM         MAXIMUM
Total expenses before contractual fee
waivers and/or expense reimbursements   [TO BE INSERTED BY SUBSEQUENT AMENDMENT]

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                 GROSS TOTAL
                              MANAGEMENT      12B-1      OTHER     ANNUAL
                                 FEES         FEES     EXPENSES   EXPENSES

                          [TO BE INSERTED BY SUBSEQUENT AMENDMENT]

We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the [TO BE INSERTED UPON SUBSEQUENT AMENDMENT] options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                    IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                              AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:

                            1 YEAR   3 YEARS    5 YEARS   10 YEARS         1 YEAR     3 YEARS       5 YEARS 10 YEARS
                                                                                     [TO BE DETERMINED]

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:

                                                                              IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                    IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                              AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
                            1 YEAR   3 YEARS    5 YEARS   10 YEARS         1 YEAR     3 YEARS       5 YEARS 10 YEARS
                                                                                     [TO BE DETERMINED]

* In these examples, the $40 contract administrative charge is approximated as a .____% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

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7  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

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8  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT: The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

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9  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS.

                   [TO BE INSERTED UPON SUBSEQUENT AMENDMENT]

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland, Oregon, Pennsylvania and Washington and any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state. (EXCEPTION: If you have selected a Portfolio Navigator asset allocation model that contains a GPA, we will automatically transfer the contract value in the maturing GPA into a new GPA of the same term at the end of the guarantee period. If the term of the GPA in the model has changed due to annual reassessment of the model, we will transfer the contract value of the maturing GPA into a new GPA with a term that conforms to the revised model.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

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10  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the Guarantee Period ("30-day rule"). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the Guarantor(SM) Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

o transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;

o automatic rebalancing under any Portfolio Navigator asset allocation model we offer which contains one or more GPAs. However, an MVA will apply if you reallocate to a different Portfolio Navigator asset allocation model;

o amounts applied to an annuity payout plan while a Portfolio Navigator asset allocation model containing one or more GPAs is in effect;

o    amounts withdrawn for fees and charges; or

o    amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

                 If your GPA rate is:                   The MVA is:
              Less than the new GPA rate + 0.10%           Negative
              Equal to the new GPA rate + 0.10%            Zero
              Greater than the new GPA rate + 0.10%        Positive

For examples, see Appendix A.

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11  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available):

o    GPAs and/or subaccounts in which you want to invest(1);

o    how you want to make purchase payments;

o    the optional Portfolio Navigator asset allocation program(2);

o    the optional MAV Death Benefit(3);

o    the optional 5% Accumulation Death Benefit(3);

o    the optional Enhanced Death Benefit(3);

o    the optional GWB rider(4);

o    the optional Income Assurer Benefit(SM) - MAV rider(5);

o the optional Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(5);

o the optional Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(5);

o    the optional Benefit Protector(SM) rider(6);

o    the optional Benefit Protector(SM) Plus rider(6); and

o    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

(2)  There is no additional charge for this feature.

(3) Available if you and the annuitant are 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with the Benefit Protector(SM) and Benefit Protector(SM) Plus.

(4) Available if you and the annuitant are 79 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or any Income Assurer Benefit(SM) rider. May not be available in all states.

(5) Available if the annuitant is 75 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or GWB rider. May not be available in all states.

(6) Available if you and the annuitant are 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit. May not be available in all states.

The contract provides for allocation of purchase payments to the GPAs and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments allocated to the subaccounts at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $25,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.


In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

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12  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities on the date specified below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

o    no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT


     $25,000


MINIMUM ADDITIONAL PURCHASE PAYMENTS

     $50 for SIPs.

     $100 for any other type of payment.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS*

     $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. For qualified annuities, the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.


PURCHASE PAYMENT CREDITS

You will receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the GPAs and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your current payment based on the following schedule:

   IF TOTAL NET PAYMENTS* MADE DURING         THEN THE PURCHASE PAYMENT
    THE LIFE OF THE CONTRACT EQUALS...       CREDIT PERCENTAGE EQUALS...
      $25,000 to less than $100,000                   4%
      $100,000 to less than $250,000                  5
      $250,000 and over                               6


* Net payments equal total payments less total withdrawals.

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13  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of these higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule, a higher contract administrative charge and a higher mortality and expense risk fee. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary. We prorate this charge among the GPAs and subaccounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs. We cannot increase these fees.

These fees are based on the death benefit guarantee that applies to your contract.


                                                    MORTALITY AND
                                                  EXPENSE RISK FEE
ROP Death Benefit                                      1.60%
MAV Death Benefit                                      1.80
5% Accumulation Death Benefit                          1.95
Enhanced Death Benefit                                 2.00


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

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14  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

GUARANTOR(SM) WITHDRAWAL BENEFIT (GWB) FEE

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. If selected, we deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the GWB, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GWB fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the GWB fee does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this fee and/or charge a separate fee for each asset allocation model for new contract owners. The GWB fee will not exceed a maximum charge of 2.50%.

We cannot change the GWB fee after the rider effective date unless:

(a)  you choose the annual Elective Step Up;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the fee;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate fee for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the fee as described above, you will pay the fee we then charge.

If you choose to step up before the third contract anniversary, the GWB fee will not change until the third contract anniversary, when it may change to the fee that was offered at the time of your last Elective Step Up.

The fee does not apply after annuity payouts begin or the contract terminates.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the Guaranteed Income Benefit Base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different Guaranteed Income Benefit Base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                         MAXIMUM                       CURRENT
Income Assurer Benefit(SM) - MAV                                                          2.50%                          0.55%
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                                 2.75                           0.70
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base               3.00                           0.75

We deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit(SM) fee does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this fee and/or charge a separate fee for each model for new contract owners but not to exceed the guaranteed charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model after we have exercised our rights to increase the fee and/or charge a separate fee for each model. If you decide to change your Portfolio Navigator model after we have exercised our rights to increase the fees for new contract holders, you will pay the fee we then charge. The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For examples, see Appendix B.

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15  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM)) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs and subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than ten years before the date of withdrawal.

Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. For example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the ninth year after it is made is 2%. At the beginning of the tenth year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.

You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a) is 10% of your prior anniversary's contract value, and

     (b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

If you elected the GWB rider at issue, the Total Free Amount of your contract will be defined as the maximum of (a), (b) or (c) where:

     (a) is 10% of your prior anniversary's contract value,

     (b) is current contract earnings, and

     (c) is your current Guaranteed Benefit Payment.

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or your contract's Guaranteed Benefit Payment if you elected the GWB rider and your Guaranteed Benefit Payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

--------------------------------------------------------------------------------
16  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

                      (ACV - XSF)
      PPW  = XSF +  ---------------   x  (PPNPW - XSF)
                      (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn:


                   Years from purchase               Withdrawal charge
                     payment receipt                    percentage
                          1                                8%
                          2                                8
                          3                                8
                          4                                8
                          5                                7
                          6                                6
                          7                                6
                          8                                4
                          9                                2
                          Thereafter                       0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

For example, see Appendix C.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Plans.")


                                                                                                ASSUMED INVESTMENT RATE
DISCOUNT RATE FOR:                                                                         3.5%                        5.0%
ROP Death Benefit                                                                          5.51%                       7.01
MAV Death Benefit                                                                          5.71                        7.21
5% Accumulation Death Benefit                                                              5.86                        7.36
Enhanced Death Benefit                                                                     5.91                        7.41


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent that it exceeds contract earnings;

o if you elected the GWB rider, your contract's Guaranteed Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of your prior anniversary's contract value;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o    contracts settled using an annuity payout plan;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period*; and

o    death benefits.*

*    However, we will reverse certain purchase payment credits up to the maximum
     withdrawal   charge.   (See  "Buying  Your  Contract  --  Purchase  Payment
     Credits.")

--------------------------------------------------------------------------------
17  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times, such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

o the sum of your purchase payments and transfer amounts allocated to the GPAs;

o    plus any purchase payment credits allocated to the GPAs;

o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the GWB rider fee (if applicable);

o minus any prorated portion of an Income Assurer Benefit(SM) rider fee (if applicable);

o minus any prorated portion of the Benefit Protector(SM) rider fee (if applicable); and

o minus any prorated portion of the Benefit Protector(SM) Plus rider fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

--------------------------------------------------------------------------------
18  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;

o    a prorated portion of the GWB rider fee (if applicable);

o a prorated portion of an Income Assurer Benefit(SM) rider fee (if applicable);

o a prorated portion of the Benefit Protector(SM) rider fee (if applicable); and/or

o a prorated portion of the Benefit Protector(SM) Plus rider fee (if applicable).

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.

--------------------------------------------------------------------------------
19  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                             NUMBER
BY INVESTING AN EQUAL NUMBER OF                           AMOUNT         ACCUMULATION       OF UNITS
DOLLARS EACH MONTH                         MONTH         INVESTED         UNIT VALUE        PURCHASED
                                            Jan           $ 100             $ 20               5.00
                                            Feb             100               18               5.56
                                            Mar             100               17               5.88
you automatically buy more units
when the per unit market price is low       Apr             100               15               6.67
                                            May             100               16               6.25
                                            Jun             100               18               5.56
                                            Jul             100               17               5.88
                                            Aug             100               19               5.26
and fewer units when the per unit
market price is high.                       Sept            100               21               4.76
                                            Oct             100               20               5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Automated dollar-cost averaging is not available if you select a Portfolio Navigator asset allocation model (see "Asset Allocation Program").

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to any GPA except under any Portfolio Navigator asset allocation model. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program").

--------------------------------------------------------------------------------
20  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ASSET ALLOCATION PROGRAM

We currently offer an asset allocation program called Portfolio Navigator. There is no charge for this asset allocation program. You can elect to participate in the asset allocation program. If you decide to purchase an optional GWB rider or Income Assurer Benefit(SM) rider, you must participate in the asset allocation program.

This asset allocation program allows you to allocate your contract value to an asset allocation model portfolio that consists of subaccounts and certain GPAs (in those states where the GPAs are available) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

Your sales representative or other financial adviser will give you written information that describes the asset allocation program in detail. You should review this written information including the terms of the asset allocation program carefully with your sales representative or other financial adviser.

To participate in the asset allocation program, you must complete an investor questionnaire. Your sales representative or other financial adviser can help you complete this questionnaire. The questionnaire helps define your investing style which is based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest. Your responses to the questionnaire determine which asset allocation model portfolio matches your investing style. Currently, there are five asset allocation model portfolios ranging from conservative to aggressive. Each asset allocation model portfolio specifies allocation percentages to each of the subaccounts and any GPAs that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to automatically rebalance your contract values quarterly on a date we select in order to maintain alignment with the allocation percentages specified in the asset allocation model portfolio.

Each asset allocation model portfolio is evaluated periodically. As a result, the subaccounts, any GPAs and the allocation percentages to these accounts may change from time to time. We will provide you with advanced written notice whenever such a change occurs.

WHEN AN ASSET ALLOCATION MODEL PORTFOLIO CHANGES, YOUR LEGAL RIGHTS WILL VARY DEPENDING ON YOUR RESPONSE TO THAT NOTICE AND WHETHER YOU ELECTED TO PARTICIPATE IN THE ASSET ALLOCATION PROGRAM OR WHETHER YOU ARE PARTICIPATING IN THE ASSET ALLOCATION PROGRAM BECAUSE YOU PURCHASED AN OPTIONAL GWB RIDER OR INCOME ASSURER BENEFIT(SM) RIDER.

IF YOU ELECTED TO PARTICIPATE IN THE ASSET ALLOCATION PROGRAM:

------------------------------------------------------- -----------------------------------------------------------------
Your Response                                           Action
------------------------------------------------------- -----------------------------------------------------------------
No response.                                            We leave your contract value allocated to the existing
                                                        subaccounts, any GPAs and the current allocation percentages and continue to rebalance these allocations.
------------------------------------------------------- -----------------------------------------------------------------
Written response agreeing to reallocate to the          We reallocate your contract value to the updated asset
updated asset allocation model portfolio.               allocation model that contains the new subaccounts and any
                                                        GPAs and/or new allocation percentages.
------------------------------------------------------- -----------------------------------------------------------------
Written response requesting to move to a different      We reallocate your contract value to the requested asset
asset allocation model portfolio.*                      allocation model portfolio with its associated subaccounts and any GPAs and/or new allocation percentages.
------------------------------------------------------- -----------------------------------------------------------------
Written response indicating you do not want to be in    You discontinue your participation in the asset allocation
any of the five asset allocation model portfolios.      program. We follow any written instructions you give us on how to allocate your contract value. If you do not give us written instructions, we leave your contract value allocated to the existing subaccounts and any GPAs. We will not automatically rebalance your contract values to maintain alignment with an asset allocation model portfolio. However, you can give us written instructions to rebalance (see "Asset Rebalancing").
------------------------------------------------------- -----------------------------------------------------------------

* For example, you decide you want to move from a conservative asset allocation model portfolio to a moderate asset allocation model portfolio and its associated subaccounts and GPAs.

--------------------------------------------------------------------------------
21  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

IF YOU ARE PARTICIPATING IN THE ASSET ALLOCATION PROGRAM BECAUSE YOU PURCHASED AN OPTIONAL GWB RIDER OR INCOME ASSURER BENEFIT(SM) RIDER:

------------------------------------------------------- -----------------------------------------------------------------
YOUR RESPONSE                                           ACTION
------------------------------------------------------- -----------------------------------------------------------------
No response.                                            We leave your contract value allocated to the existing
                                                        subaccounts, any GPAs and the current allocation percentages and continue to rebalance these allocations.
------------------------------------------------------- ------------------------------------------------------------------
Written response agreeing to reallocate to the          We reallocate your contract value to the updated asset
updated asset allocation model portfolio.               allocation model that contains the new subaccounts and any GPAs and/or new allocation percentages.
------------------------------------------------------- ------------------------------------------------------------------
Written response requesting to move to a different      We reallocate your contract value to the requested asset
asset allocation model portfolio.*                      allocation model portfolio with its associated subaccounts and any GPAs and/or new allocation percentages.
------------------------------------------------------- ------------------------------------------------------------------
Written response indicating you do not want to be in    Because the GWB requires that your contract value be invested
any of the five asset allocation model portfolios.      in one of the asset allocation model portfolios for the life of the contract, and you cannot terminate the GWB rider once you have selected it, you must terminate your contract by
                                                        requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. Therefore, you should not select the GWB rider if you do not intend to continue
                                                        participating in one of the asset allocation model portfolios for the life of the contract.

                                                        You can terminate an Income Assurer Benefit(SM) rider during a
                                                        30-day period after the first contract anniversary and at any time after the expiration of the waiting period. As long as the Income Assurer Benefit(SM) rider is in effect, your
                                                        contract value must be invested in one of the asset allocation model portfolios. Unless the advance written notice of the change in the asset allocation model portfolios coincides with your right to terminate the Income Assurer Benefit(SM) rider, you must terminate your contract by requesting a full
                                                        withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. Therefore, you should not select the
                                                        Income Assurer Benefit(SM) rider if you do not intend to
                                                        continue participating in one of the asset allocation model portfolios during the period of time the Income Assurer
                                                        Benefit(SM) is in effect.
------------------------------------------------------- ------------------------------------------------------------------

* For example, you decide you want to move from a conservative asset allocation model portfolio to a moderate asset allocation model portfolio and its associated subaccounts and GPAs.

Special rules apply to the GPAs when they are included in an asset allocation model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific asset allocation model portfolio (but an MVA will apply if you elect to move to a different asset allocation model portfolio);

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a asset allocation model portfolio (see "Market Value Adjustment").

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. If you must participate in the asset allocation program because you purchased an optional GWB rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted in accordance with the terms of the rider; however, you have the right at all times to make a full withdrawal of your contract value (see "Withdrawals"). We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you. This includes the right to offer more or fewer asset allocation model portfolios and to vary the number of subaccounts and any GPAs within the asset allocation model portfolios. We also reserve the right to discontinue the asset allocation program for those who elect to participate in it while maintaining the asset allocation program, or a similar program, for contract owners who have selected an optional GWB rider or Income Assurer Benefit(SM) rider. We will give you notice of any such change.

--------------------------------------------------------------------------------
22  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator asset allocation model is in effect.

You may transfer contract value from any one subaccount or GPA to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs. We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless an exception applies (see "The Guarantee Period Account (GPAs) -- Market Value Adjustment
(MVA)").

We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;

o    requiring transfer requests to be submitted by U.S. mail;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners. [LANGUAGE TO BE UPDATED UPON SUBSEQUENT AMENDMENT]

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Account (GPAs) -- Market Value Adjustment
     (MVA)").

o If you select a variable annuity payout, once annuity payouts begin you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

--------------------------------------------------------------------------------
23  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or GPAs.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

--------------------------------------------------------------------------------
24  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If you have elected the GWB rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the GWB rider, your benefits under the rider may be reduced (see "Guarantor(SM) Withdrawal Benefit"). For full withdrawals, we will compute the value of your contract at the next accumulation unit value at the end of period calculated after we receive your request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and the GPAs in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount or GPA must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed  employment  with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

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25  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS
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CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM) and/or Benefit Protector(SM) Plus rider, the riders will terminate upon transfer of ownership of your annuity contract. The GWB rider will continue upon transfer of ownership of your annuity contract (see "Optional Benefits").

BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

o    ROP Death Benefit;

o    MAV Death Benefit;

o    5% Accumulation Death Benefit;

o    Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. The ROP Death Benefit is not available with the GWB or Income Assurer Benefit(SM) riders. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

   ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)
        = PW X DB
          ---------
            CV

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         DB = the death benefit on the date of (but prior to) the partial withdrawal

         CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or


(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


5% VARIABLE ACCOUNT FLOOR: is the sum of the value of the GPAs and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


o the initial purchase payment and purchase payment credit allocated to the subaccounts increased by 5%;

o plus any subsequent purchase payments and purchase payment credits allocated to the subaccounts, and


o    minus adjusted transfers or partial withdrawals from the subaccounts.


Every contract anniversary after that, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5%, plus any subsequent purchase payments and purchase payment credits allocated to the subaccounts minus adjusted transfers or


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26  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS
adjusted partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits you allocate to the subaccounts and subtract adjusted transfers or adjusted partial withdrawals from the subaccounts.


   5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS
         = PWT X VAF
          -------------
               SV

         PWT    = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

         VAF    = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

         SV     = value of the subaccounts on the date of (but prior to) the transfer of partial withdrawal.


For contracts issued in Washington and New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments and purchase payment credits allocated to the subaccounts that have not been withdrawn or transferred out of the subaccounts.


PLEASE NOTE: The 5% Variable Account Floor is calculated differently and is not the same value as the Income Assurer Benefit(SM) 5% Variable Account Floor.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:

1.   contract value; or


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals.


The ROP Death Benefit is not available with the optional GWB or Income
Assurer Benefit(SM) riders. The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.

For example, see Appendix D.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR SALES REPRESENTATIVE WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.   contract value;


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or


3.   the MAV on the date of death.

For example, see Appendix D.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.   contract value;


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or


3.   the 5% Variable Account Floor.

For example, see Appendix D.

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these four values:

1.   contract value;


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals;


3.   the MAV on the date of death; or

4.   the 5% Variable Account Floor.

For example, see Appendix D.

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27  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS
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IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector(SM) Plus riders, if selected, will terminate. The GWB, if selected, will continue (see "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Income Assurer Benefit(SM) rider and the Benefit Protector(SM) Plus rider, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GWB, if selected, will continue (see "Optional Benefits").

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o payouts begin no later than one year following the year of your death; and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER (GWB)

The GWB requires that you elect one of the asset allocation models of the Portfolio Navigator (see "Asset Allocation Program"). This requirement limits your choice of subaccounts and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts and all of the GPAs that are available under the contract to other contract holders who do not elect this rider. The amount you may allocate or transfer within the model portfolio you select is limited by the percentage allocation established within the model for each subaccount and GPA (if available).

The GWB is an optional benefit that you may select for an additional annual charge. The GWB provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any purchase payment credits. This guarantee will remain in effect if partial withdrawals do not exceed an amount equal to the Guaranteed Benefit Payment (GBP -- the withdrawal amount you are entitled to take each contract year). As long as your withdrawals do not exceed the GBP each contract year, you will not be assessed a withdrawal charge. If you choose to withdraw an amount greater than the GBP in a contract year, the guarantee may be reduced to an amount less than your purchase payments and purchase payment credits.

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28  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS
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An annual Elective Step Up option is available that will allow you to step up the guaranteed benefit amount to 100% of the contract anniversary value, subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal penalty discussed below; and

o you may take withdrawals after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election or change your Portfolio Navigator asset allocation model, the rider charge may change (see "Charges").

If this rider is available in your state and you and the annuitant are 79 or younger at contract issue, you may choose to add the GWB to your contract. You must elect the GWB at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the GWB may not be cancelled and the charge will continue to be deducted until the contract is terminated or annuity payouts begin. If you select the GWB, you may not elect the ROP Death Benefit. The Income Assurer Benefit(SM) riders are not available with the GWB.

Any partial withdrawals you take under the contract will reduce the value of the death benefits, Benefit Protector(SM) and Benefit Protector(SM) Plus riders (see "Benefits in Case of Death" and "Optional Benefits"). Withdrawals before age 5912 may incur an IRS early withdrawal penalty and may be considered taxable income. Be sure to discuss with your sales representative whether the GWB is appropriate for your situation.

We reserve the right to restrict cumulative additional purchase payments.

GUARANTEED BENEFIT AMOUNT


The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments and purchase payment credits, partial withdrawals in excess of the GBP, and step-ups.


The GBA is subject to a maximum of $5,000,000 and is determined at the following times:


1. CONTRACT ISSUE -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

2. ADDITIONAL PURCHASE PAYMENTS ARE MADE -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;


3. WHEN A PARTIAL WITHDRAWAL IS MADE -- if total withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged.

     If total withdrawals, including the current withdrawal, in the current contract year are greater than the GBP prior to the current withdrawal, or any withdrawals are made in a contract year after a step up but before the third contract anniversary, the GBA will have an automatic reset to the lesser of:

     o   the GBA immediately prior to the withdrawal; or

     o the greater of the contract value immediately following the withdrawal or the reset Remaining Benefit Amount (described below).

     If there have been multiple purchase payments, any reduction of the GBA due to this excess withdrawal penalty will be taken out of each payment's GBA proportionately.

     The partial withdrawal is the gross withdrawal and includes any withdrawal charge and market value adjustment; and

4.   AT STEP UP -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals.

The RBA is subject to a maximum of $5,000,000 and is determined at the following times:


1. CONTRACT ISSUE -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

2. ADDITIONAL PURCHASE PAYMENTS ARE MADE -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;


3. WHEN A PARTIAL WITHDRAWAL IS MADE -- if total withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

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29  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS
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If total withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or any withdrawals are made in a contract year after a step up but before the third contract anniversary, the RBA will have an automatic reset to the lesser of:

     o   the contract value immediately following the withdrawal; or

     o the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

     If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

     o the withdrawal amount up to the RBP is taken out of each RBA bucket in proportion to its RBP at the time of the withdrawal; and

     o the withdrawal amount above the RBP and any excess withdrawal penalty are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

4. AT STEP UP -- (see "Elective Step-Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to the lesser of the RBA or 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount you are allowed to withdraw under the contract may be greater than the GBP. Any amount taken under the Total Free Amount provision in excess of the GBP would be subject to an excess withdrawal penalty.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. If you have a qualified annuity, you may be required to take a minimum distribution that is greater than your guarantee in any contract year. Any excess withdrawal due to a required distribution would be subject to an excess withdrawal penalty.

ELECTIVE STEP UP

If you do not take any partial withdrawals before the third contract anniversary, you have the option to increase the RBA to an amount equal to 100% of the contract anniversary value beginning on the first contract anniversary. The GBA step up will equal the greater of the GBA immediately prior to the step up or 100% of the contract anniversary value.

You may only step up if your contract anniversary value is greater than the RBA. The step up will be allowed only within 30 days after the contract anniversary. The effective step up date will be the contract anniversary date. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step-ups will be removed and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal penalty.

GWB ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the GWB.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid will not exceed the current total RBA. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o    you will be paid according to the annuity payout option described above;

o    we will no longer accept additional purchase payments; and

o    you will no longer be charged for the rider.

If the contract value falls to zero and the RBA is depleted, the GWB and the contract will terminate.

Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges.

NOTE: For special tax considerations associated with the GWB, see "Taxes."

For example, see Appendix E.

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30  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

INCOME ASSURER BENEFIT(SM) RIDERS

There are three optional Income Assurer Benefit(SM) riders available under your contract:

o    Income Assurer Benefit(SM) - MAV;

o    Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o    Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
     Base.

The Income Assurer Benefit(SM) riders require that you elect one of the asset allocation models of the Portfolio Navigator (see "Asset Allocation Program"). This requirement limits your choice of subaccounts and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts and all of the GPAs that are available under the contract to other contract holders who do not elect this rider. The amount you may allocate or transfer within the model portfolio you select is limited by the percentage allocation established within the model for each subaccount and GPA (if available)

The Income Assurer Benefit(SM) riders provide you with a guaranteed minimum income benefit regardless of the value of your subaccounts. The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether a Income Assurer Benefit(SM) rider is appropriate for you because:

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first contract anniversary;

o the 10-year waiting period may be restarted if you elect to change the Portfolio Navigator asset allocation model to one that causes the rider charge to increase (see "Charges - Income Assurer Benefit(SM)");

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday;

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period; and

o    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If the Income Assurer Benefit(SM) rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) rider you select (see "Charges - Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The ROP Death Benefit and the GWB rider are not available with any Income Assurer Benefit(SM) rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a Income Assurer Benefit(SM) rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your sales representative whether an Income Assurer Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFITS(SM) IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The Guaranteed Income Benefit Base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your annuity without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under Contract Data in your contract and are not used in the calculation of this riders' Variable Account Floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.


EXCLUDED PAYMENTS: These are purchase payments and purchase payment credits paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the Guaranteed Income Benefit Base.


PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b)  is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment Options under Contract Data are known as Protected Investment Options for purposes of this rider and are used in the calculation of the Variable Account Floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your asset allocation model to one that causes the rider charge to increase.

--------------------------------------------------------------------------------
31  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the Waiting Period;

o    the annuitant on the retirement date must be between 50 to 86 years old;
     and

o you can only take an annuity payment in one of the following annuity payment plans:

     1) Plan A -- Life Annuity - No Refund;

     2) Plan B -- Life Annuity with Ten or Twenty Years Certain;

     3) Plan D -- Joint and Last Survivor Life Annuity - No Refund;

     4) Plan D -- Joint and Last Survivor Life Annuity with Twenty Years
                  Certain; or

     5) Plan E -- Twenty Years Certain

After the expiration of the Waiting Period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payments with a guaranteed minimum initial payment or a combination of the two options.

Fixed annuity payments under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

    P SUB (t-1) (1 + I)
    -------------------- = P SUB (t)
            1.05

      P SUB (t-1) = prior annuity payout

      P SUB (t)   = current annuity payout

      i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o    you may terminate the rider any time after the expiration of the Waiting
     Period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV

The Guaranteed Income Benefit Base for the Income Assurer Benefit(SM) - MAV is the greater of these three values:

1.   contract value; or


2. the total purchase payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals; or


3.   the Maximum Anniversary Value.

--------------------------------------------------------------------------------
32  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or


(b) total payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by Proportionate Adjustments for Partial Withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the "Market Value Adjusted Excluded Payments"; or


2. total purchase payments plus purchase payment credits, less Excluded Payments, less Proportionate Adjustments for Partial Withdrawals; or


3.   the MAV, less "Market Value Adjusted Excluded Payments."


"Market Value Adjusted Excluded Payments" are calculated as the sum of each excluded purchase payment and purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            GUARANTEED            PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                           INCOME           LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN ANNUITY -- NO REFUND
 10                                                 $152,000               $  697.68           $  680.96              $547.20
 15                                                  215,000                1,145.95            1,094.35               870.75

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN ANNUITY -- NO REFUND
 10                                                 $126,000               $  578.34           $  564.48              $453.60
 15                                                  215,000                1,145.95            1,094.35               870.75

In the above example, at the 15th contract anniversary you would not experience a benefit from the Income Assurer Benefit(SM) - MAV as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the Income Assurer Benefit(SM) - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

For example, see Appendix F.

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The Guaranteed Income Benefit Base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1.   contract value; or


2. the total purchase payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals; or


3.   the 5% Variable Account Floor.

VARIABLE ACCOUNT FLOOR -- The Variable Account Floor is zero prior to the first contract anniversary after the effective date of this rider.

5% VARIABLE ACCOUNT FLOOR -- is equal to the value in Excluded Investment Options, plus the Variable Account Floor.

--------------------------------------------------------------------------------
33  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

On the first contract anniversary after the effective date of this rider, the variable account floor is established as the total of your initial purchase payment and purchase payment credits allocated to the Protected Investment Options plus any purchase payment and purchase payment credit that you subsequently allocated to the Protected Investment Options less adjusted withdrawals and adjusted transfers for any withdrawals or transfers you subsequently made from the Protected Investment Options plus an amount (known as the roll-up amount) equal to 5% of your initial purchase payment and purchase payment credit allocated to the Protected Investment Options.

On any subsequent day that you allocate additional purchase payments to or withdraw or transfer amounts from the Protected Investment Options, we adjust the floor by adding the additional purchase payment and purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding an amount (known as the roll-up amount) equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and purchase payment credits withdrawn from or transferred between the Excluded Investment Options and the Protected Investment Options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and


(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The cap on the variable account floor is 200% of the sum of purchase payments and purchase payment credits allocated to the Protected Investment Options that have not subsequently been withdrawn or transferred out of the Protected Investment Options.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the Protected Investment Options as long as the sum of the withdrawals and transfers from the Protected Investment Options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the Protected Investment Options plus the sum of all prior withdrawals and transfers made from the Protected Investment Options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the Protected Investment Options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the Protected Investment Options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the Protected Investment Options less the value from (a)] to [the total in the Protected Investment Options on the date of (but prior to) the current withdrawal or transfer from the Protected Investment Options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the "Market Value Adjusted Excluded Payments"; or


2. total purchase payments and purchase payment credits, less Excluded Payments, less Proportionate Adjustments for Partial Withdrawals; or


3.   the 5% Variable Account Floor, less "5% Adjusted Excluded Payments."


"Market Value of Excluded Payments" are calculated as the sum of each excluded purchase payment and purchase payment credit , multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.


PLEASE NOTE: The Income Assurer Benefit(SM) 5% Variable Account Floor is calculated differently and is not the same value as the death benefit 5% Variable Account Floor.


"5% Adjusted Excluded Payments" are calculated as the sum of each excluded payment and purchase payment credit accumulated at 5% for the number of full contract years they have been in the contract.


--------------------------------------------------------------------------------
34  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            GUARANTEED            PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                           INCOME           LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN ANNUITY -- NO REFUND
 10                                                 $156,684               $  719.18           $  701.94              $564.06
 15                                                  215,000                1,145.95            1,094.35               870.75

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN ANNUITY -- NO REFUND
 10                                                 $126,000               $  578.34           $  564.48              $453.60
 15                                                  215,000                1,145.95            1,094.35               870.75

In the above example, at the 15th contract anniversary you would not experience a benefit from the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

For example, see Appendix F.

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The Guaranteed Income Benefit Base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

1.   the contract value;


2. the total purchase payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals;


3.   the MAV (described above); or

4.   the Variable Account 5% Floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1.   contract value less the "Market Value Adjusted Excluded Payments";


2. total purchase payments and purchase payment credits, less Excluded Payments, less Proportionate Adjustments for Partial Withdrawals;


3.   the MAV, less "Market Value Adjusted Excluded Payments" (described above);
     or

4. the Variable Account 5% Floor, less "5% Adjusted Excluded Payments" (described above).

--------------------------------------------------------------------------------
35  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            GUARANTEED            PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                           INCOME           LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN ANNUITY -- NO REFUND
 10                                                 $156,684               $  719.18           $  701.18              $564.06
 15                                                  215,000                1,145.95            1,094.35               870.75

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN ANNUITY -- NO REFUND
 10                                                 $126,000               $  578.34           $  564.48              $453.60
 15                                                  215,000                1,145.95            1,094.35               870.75

In the above example, at the 15th contract anniversary you would not experience a benefit from the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

For example, see Appendix F.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. Generally, you must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the, Benefit Protector(SM) Plus, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit, plus

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

--------------------------------------------------------------------------------
36  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR(SM)

o You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit
Protector(SM), see "Taxes."

For example, see Appendix G.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)

The Benefit Protector(SM) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to your contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for purchases through a transfer or exchange. You may not select this rider if you select the Benefit Protector(SM) Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the benefits payable under the Benefit Protector(SM) described above, plus:

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                           PERCENTAGE IF YOU AND THE ANNUITANT ARE         PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR              UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                0%
Three and Four                            10%                                             3.75%
Five or more                              20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

o    the ROP death benefit (see "Benefits in Case of Death") plus:

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                              Zero
Two                           40% x earnings at death (see above)               15% x earnings at death
Three and Four                40% x (earnings at death + 25% of                 15% x (earnings at death + 25% of initial
                              initial purchase payment*)                        purchase payment*)
Five or more                  40% x (earnings at death + 50% of                 15% x (earnings at death + 50% of initial
                              initial purchase payment*)                        purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

--------------------------------------------------------------------------------
37  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector(SM) Plus, see "Taxes."

For example, see Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the subaccounts to provide variable annuity payouts. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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38  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

Some of the following annuity payout plans may not be available if you have selected certain optional riders. Some annuity payout plans may be available only if you have selected certain optional riders (see "Optional Benefits").

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN B - LIFE ANNUITY WITH 20 YEARS CERTAIN: This annuity payout plan is only available if you have an Income Assurer Benefit(SM) rider. We make monthly payments for a guaranteed payout period of 20 years. If the annuitant dies, we will continue to pay the beneficiary until the 20-year period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guarantee payout period, we will continue to make payouts until the annuitants death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: This annuity payout plan is available only if you have an Income Assurer Benefit(SM) rider. Monthly annuity payments will be paid during the life time of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payments during the lifetime of the survivor. If the survivor dies before we have made payments for twenty years, we continue to make payments to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payment is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (EXCEPTION: If you have an Income Assurer Benefit(SM) and elect the annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.51% and 7.41% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

o GWB - ANNUITY PAYOUT OPTION: If you have a GWB rider under your contract, you may elect the GWB fixed annuity payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid will not exceed the current total RBA (see "Optional Benefit -- Guaranteed Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

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39  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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40  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

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41  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.


PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, 5% ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, GWB, INCOME ASSURER BENEFIT(SM), BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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42  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

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43  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS

[TO BE INSERTED UPON SUBSEQUENT AMENDMENT]

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44  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                                                2003            2002         2001            2000          1999
Net investment income    [TO BE INSERTED BY SUBSEQUENT AMENDMENT]     $  292,067    $  271,718     $  299,759    $  322,746
Net gain (loss) on investments                                                 3       (89,920)           469         6,565
Other                                                                     18,906        16,245         12,248         8,338
TOTAL REVENUES                                                        $  310,976    $  198,043     $  312,476    $  337,649
(LOSS) INCOME BEFORE INCOME TAXES                                     $  (52,177)   $  (63,936)    $   28,452    $   50,662
NET (LOSS) INCOME                                                     $  (33,690)   $  (41,728)    $   24,365    $   33,987
TOTAL ASSETS                                                          $8,026,730    $5,275,681     $4,652,221    $4,603,343

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2003 COMPARED TO 2002:

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

2002 COMPARED TO 2001:

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

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45  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, ______ previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

[AEL 2003 FINANCIAL INFORMATION TO BE INSERTED BY SUBSEQUENT AMENDMENT].

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46  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                              p.

Rating Agencies                                          p.

Principal Underwriter                                    p.

Independent Auditors                                     p.

Condensed Financials                                     p.

Financial Statements

--------------------------------------------------------------------------------
47  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals".

GENERAL EXAMPLES

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

                                    1 + I
    EARLY WITHDRAWAL AMOUNT x [(--------------)(TO THE POWER OF n/12) - 1] = MVA
                                 1 + J + .001

    Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

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48  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                       1.030
    $1,000 x [(---------------------)(TO THE POWER OF 84/12) - 1] = -$ 39.84
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                       1.030
    $1,000 x [(---------------------)(TO THE POWER OF 84/12) - 1] = $27.61
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 8%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

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49  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS FEES

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS FEES


You purchase the contract with a payment of $50,000 and we add a $2,000 purchase payment credit on Jan. 1, 2004. You allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals.


o On Jan. 1, 2005 (the first contract anniversary) your total contract value is $55,545.

o On Jan. 1, 2006 (the second contract anniversary) your total contract value is $53,270.

We would calculate the Guaranteed Income Benefit Base for each Income Assurer Benefit(SM) on the second anniversary as follows:

The Income Assurer Benefit(SM) - MAV Guaranteed Income Benefit Base is the greatest of the following values:

     Purchase Payments and purchase payment credits less adjusted partial withdrawals:                         $52,000
     Contract value on the second anniversary:                                                                 $53,270
     Maximum Anniversary Value:                                                                                $55,545
                                                                                                               -------
     INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                           $55,545

The Income Assurer Benefit(SM) - 5% Accumulation Guaranteed Income Benefit Base is the greatest of the following values:


     Purchase Payments and purchase payment credits less adjusted partial withdrawals:                         $52,000
     Contract value on the second anniversary:                                                                 $53,270
     5% Variable Account Floor = 1.05 x 1.05 x $52,000                                                         $57,330
                                                                                                               -------
     INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                               $57,330


The Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Guaranteed
Income Benefit Base is the greatest of the following values:


     Purchase Payments and purchase payment credits less adjusted partial withdrawals:                         $52,000
     Contract value on the second anniversary:                                                                 $53,270
     Maximum Anniversary Value:                                                                                $55,545
     5% Variable Account Floor = 1.05 x 1.05 x $52,000                                                         $57,330
                                                                                                               -------
     INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE             $57,330


The Income Assurer Benefit(SM) fee deducted from your contract value would be:


     INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                   .55% X $55,545 = $305.50
     INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                          .70% X $57,330 = $401.31
     INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =        .75% x $57,330 = $429.98


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50  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is Nov. 1, 2004 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

o    We received these payments


     -- $25,000 Nov. 1, 2004;


     -- $8,000 Dec. 31, 2010;

     -- $6,000 Feb. 20, 2012 and


o You withdraw the contract for its total withdrawal value of $61,914 on Aug. 5, 2014 and made no other withdrawals during that contract year; and

o    The prior anniversary Nov. 1, 2013 contract value was $62,543.

WITHDRAWAL CHARGE       EXPLANATION
  $       0             $6,254.30 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and

          0 $16,659.70 is contract earnings in excess of the 10% Total Free Amount withdrawn without withdrawal charge; and

          0 $25,000 Nov. 1, 2004 purchase payment was received more than nine years before withdrawal and is withdrawn without withdrawal charge; and

        640 $8,000 Dec. 31, 2010 purchase payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and

        480             $6,000 Feb. 20, 2012 purchase payment is in its third
     ------             year from receipt withdrawn with an 8% withdrawal
                        charge.
     $1,120


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51  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX D: EXAMPLE -- DEATH BENEFITS


EXAMPLE -- RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

o You purchase the contract with a payment of $100,000 on Jan. 1, 2004. We add a purchase payment credit of $5,000 to the contract.

o On Jan. 1, 2005, you make an additional payment of $20,000. We add a purchase payment credit of $1,000.

o On March 1, 2005, the contract value is $110,000 and you take a $10,000 partial withdrawal (including withdrawal charges).

o    On March, 1, 2006, the contract value is $105,000.

     We calculate the ROP Death Benefit on March 1, 2006, as follows:

       Contract value at death:                                                                               $105,000.00
                                                                                                              ===========
       Purchase payments, plus credits minus adjusted partial withdrawals:
         Total purchase payments:                                                                             $120,000.00
         plus purchase payment credits:                                                                         +6,000.00
         minus adjusted partial withdrawals calculated as:

         10,000 x 126,000  =                                                                                   -11,454.55
         ----------------                                                                                       ---------
              110,000

       for a death benefit of:                                                                                $114,545.45
                                                                                                              ===========
     The ROP Death Benefit, calculated as the greatest of these two values:                                   $114,545.45

EXAMPLE -- MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

o You purchase the contract with a payment of $25,000 on Jan. 1, 2004. We add a purchase payment credit of $1,000 to your contract.

o On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $29,000.

o On March 1, 2005 the contract value falls to $27,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $25,500.

     We calculate the MAV Death Benefit on March 1, 2005 as follows:

       Contract value at death:                                                                                $25,500.00
                                                                                                               ==========
       Purchase payments, plus purchase payment credits minus
       adjusted partial withdrawals:
         Total purchase payments and purchase payment credits:                                                 $26,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $26,000  =                                                                                    -1,444.44
         ----------------                                                                                        --------
             $27,000

       for a death benefit of:                                                                                 $24,555.56
                                                                                                               ==========
       The MAV immediately preceding the date of death
       plus any payments and credits made since that anniversary
       minus adjusted partial withdrawals:
         Greatest of your contract anniversary values:                                                         $29,000.00
         plus purchase payments and purchase payment credits
         made since the prior anniversary:                                                                          +0.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $29,000  =                                                                                    -1,611.11
         ----------------                                                                                        --------
             $27,000

       for a death benefit of:                                                                                 $27,388.89
                                                                                                               ==========

      The MAV Death Benefit, calculated as the greatest of these three values,
      which is the MAV:                                                                                        $27,388.89


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52  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- 5% ACCUMULATION DEATH BENEFIT


o You purchase the contract with a payment of $25,000 on Jan. 1, 2004 and we add a purchase payment credit of $1,000 to your contract. You allocate $5,000 to the GPA accounts and $21,000 to the subaccounts.

o On Jan. 1, 2005 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.


o On March 1, 2005, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal, (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.


     The death benefit on March 1, 2005 is calculated as follows:
       Contract value at death:                                                                                $22,800.00
                                                                                                               ==========
       Purchase payments, plus purchase payment credits
       minus adjusted partial withdrawals:
         Total purchase payments and purchase payment credits:                                                 $26,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $26,000  =                                                                                    -1,604.94
         ----------------                                                                                        --------
              $24,300
       for a death benefit of:                                                                                 $24,395.06
                                                                                                               ==========
       The 5% variable account floor:
         The variable account floor on Jan. 1, 2005, calculated as:
         1.05 x $21,000 =                                                                                      $22,050.00
         plus purchase payments and purchase payment credits allocated to the
         subaccounts since that anniversary:                                                                        +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 x $22,050  =                                                                                   -$1,740.79
         ----------------                                                                                       ---------
              $19,000
         variable account floor benefit:                                                                       $20,309.21
         plus the GPA account value:                                                                            +5,300.00
                                                                                                                 --------
       5% variable account floor (value of the GPAs and the variable account
       floor):                                                                                                 $25,609.21

      The 5% Accumulation Death Benefit, calculated as the greatest  of these
      three values, which is the 5% variable account floor:                                                    $25,609.21


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53  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE -- ENHANCED DEATH BENEFIT


o You purchase the contract with a payment of $25,000 on Jan. 1, 2004 and we add a $1,000 purchase payment credit with $5,000 allocated to the GPA accounts and $21,000 allocated to the subaccounts.


o On Jan. 1, 2005 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

o On March 1, 2005, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.

     The death benefit on March 1, 2005 is calculated as follows:


       Contract value at death:                                                                                $22,800.00
         Purchase payments and purchase payment credits minus adjusted partial withdrawals:
         Total purchase payments:                                                                              $26,000.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $26,000  =                                                                                    -1,604.94
         ----------------                                                                                        --------
              $24,300

         for a return of purchase payments death benefit of:                                                   $24,395.06
                                                                                                               ==========

The MAV on the anniversary immediately preceding the date of death plus any purchase payments and purchase payment credits made since that anniversary minus adjusted partial withdrawals made since that anniversary:

         The MAV on the immediately preceding anniversary:                                                     $26,000.00
         plus purchase payments and credits made since that anniversary:                                            +0.00
         minus adjusted partial withdrawals made since that
         anniversary, calculated as:
         $1,500 x $26,000  =                                                                                    -1,604.94
         ----------------                                                                                        --------
              $24,300
         for a MAV Death Benefit of:                                                                           $24,395.06
                                                                                                               ==========
     The 5% variable account floor:
         The variable account floor on Jan. 1, 2004,
         calculated as: 1.05 x $21,000 =                                                                       $22,050.00
         plus purchase payments and purchase payment credit
         amounts allocated to the subaccounts since that anniversary:                                               +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 x $22,050  =                                                                                   -$1,740.79
         ----------------                                                                                       ---------
              $19,000
         variable account floor benefit:                                                                       $20,309.21
         plus the GPA value:                                                                                    +5,300.00
         5% variable account floor (value of the GPAs
         and the variable account floor):                                                                      $25,609.21
                                                                                                               ==========

      EDB, calculated as the greatest of these three values, which is the 5%
      variable account floor:                                                                                  $25,609.21


--------------------------------------------------------------------------------
54  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

EXAMPLE OF THE GWB

o    You purchase the contract with a payment of $100,000 on Jan. 1, 2004.

     We add a purchase payment credit of $5,000 to your contract.


     The Guaranteed Benefit Amount (GBA) equals your purchase payment plus
     the purchase payment credit:                                                                             $105,000

     The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
       0.07 x $105,000 =                                                                                       $ 7,350

     The Remaining Benefit Amount (RBA) equals your purchase payment plus the
     purchase payment credit:                                                                                 $105,000


o On Jan. 1, 2005 the contract value grows to $110,000. You decide to step up your benefit.

     The RBA equals 100% of your contract anniversary value:                                                  $110,000

     The GBA equals 100% of your contract anniversary value:                                                  $110,000

     The GBP equals 7% of your stepped-up GBA:
       0.07 x $110,000 =                                                                                       $ 7,700

o    On July 1, 2007 you decide to take a partial withdrawal of $7,700.

     You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
       $110,000 - $7,700 =                                                                                    $102,300

     The GBA equals the GBA immediately prior to the partial withdrawal:                                      $110,000

     The GBP equals 7% of your GBA:
       0.07 x $110,000 =                                                                                       $ 7,700

o    On Jan. 1, 2008 you make an additional purchase payment of $50,000.


     We add a purchase payment credit of $2,500 to your contract.

     The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:
       $102,300 + $52,500 =                                                                                   $154,800

     The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment and purchase payment credit:
       $110,000 + $52,500 =                                                                                   $162,500

     The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:
       $7,700 + $3,675 =                                                                                      $ 11,375


o On Jan. 1, 2009 your contract value grows to $200,000. You decide to step up your benefit.

     The RBA equals 100% of your contract anniversary value:                                                  $200,000

     The GBA equals 100% of your contract anniversary value:                                                  $200,000

     The GBP equals 7% of your stepped-up GBA:
       0.07 x $200,000 =                                                                                      $ 14,000

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55  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2010 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

       (1) your contract value immediately following the partial withdrawal;
           $230,000 - $20,000 =                                                                               $210,000
       OR

       (2) your prior RBA less the amount of the partial withdrawal.
           $200,000 - $20,000 =                                                                               $180,000

     Reset RBA = lesser of (1) or (2) =                                                                       $180,000

     The GBA gets reset to the lesser of:

       (1) your prior GBA                                                                                     $200,000

       OR

       (2) the greater of:

           a. your contract value immediately following the partial withdrawal;
                $230,000 - $20,000 =                                                                          $210,000

           OR

           b. your Reset RBA. $180,000

       Greater of a. or b. =                                                                                  $210,000

     Reset GBA = lesser of (1) or (2) =                                                                       $200,000

     The Reset GBP is equal to 7% of your Reset GBA:
       0.07 x $200,000 =                                                                                      $ 14,000

o On July 1, 2012 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

       (1) your contract value immediately following the partial withdrawal;
           $175,000 - $25,000 =                                                                               $150,000

       OR

       (2) your prior RBA less the amount of the partial withdrawal.
           $180,000 - $25,000 =                                                                               $155,000

     Reset RBA = lesser of (1) or (2) =                                                                       $150,000

     The GBA gets reset to the lesser of:

       (1) your prior GBA;                                                                                    $200,000

       OR

       (2) the greater of:

           a. your contract value immediately following the partial withdrawal;
                $175,000 - $25,000 =                                                                          $150,000

           OR

           b. your Reset RBA. $150,000

       Greater of a. or b. =                                                                                  $150,000

     Reset GBA = lesser of (1) or (2) =                                                                       $150,000

     The Reset GBP is equal to 7% of your Reset GBA:
       0.07 x $150,000 =                                                                                      $ 10,500

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56  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

[TO BE INSERTED UPON SUBSEQUENT AMENDMENT]

--------------------------------------------------------------------------------
57  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM)


o You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you and the annuitant are under age 70. We add a $5,000 purchase payment credit to your contract. You select the MAV Death Benefit.

o On July 1, 2004 the contract value grows to $106,000. The MAV Death Benefit on July 1, 2004 equals the contract value less any purchase payment credits added in the last 12 months, or $101,000. You have not reached the first contract anniversary so the Benefit Protector(SM) does not provide any additional benefit at this time.


o On Jan. 1, 2005 the contract value grows to $110,000. The death benefit on Jan. 1, 2005 equals:

     The MAV Death Benefit (contract value):                                    $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                             +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000
                                                                                --------

o On Jan. 1, 2006 the contract value falls to $105,000. The death benefit on Jan. 1, 2006 equals:

     The MAV Death Benefit:                                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                             +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000

o On Feb. 1, 2006 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 8% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
     (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is in the third year of the withdrawal charge schedule, so we will withdraw
     $39,500 ($36,340 + $3,160 in withdrawal  charges) from your contract value.
     Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000
     (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2006 equals:

     The MAV Death Benefit (MAV adjusted for partial withdrawals):               $57,619
     plus the Benefit Protector(SM) benefit (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                               +1,048
                                                                                --------
     Total death benefit of:                                                     $58,667

--------------------------------------------------------------------------------
58  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2007 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2006. The reduction in contract value has no effect.

o    On Jan. 1, 2013 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2013 equals:

     The MAV Death Benefit (contract value):                                    $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                      +55,000
                                                                                --------
     Total death benefit of:                                                    $255,000

o On July 1, 2013 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $2,500. Your new contract value is now
     $252,500. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2013 equals:

     The MAV Death Benefit (contract value less any purchase payment credits
     added in the last 12 months):                                              $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                      +55,000
                                                                                --------
     Total death benefit of:                                                    $305,000

o On July 1, 2014 the contract value remains $252,500 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2014 equals:


     The MAV Death Benefit (contract value):                                    $252,500
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not
       previously withdrawn):
       0.40 x ($252,500 - $105,000) =                                            +59,000
                                                                                --------
     Total death benefit of:                                                    $311,500


--------------------------------------------------------------------------------
59  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

EXAMPLE OF THE BENEFIT PROTECTOR(SM) PLUS


o You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you and the annuitant are under age 70. We add a $5,000 purchase payment credit to your contract. You select the MAV Death Benefit.

o On July 1, 2004 the contract value grows to $106,000. The MAV Death Benefit on July 1, 2004 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $101,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.


o On Jan. 1, 2005 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector(SM) Plus does not provide any additional benefit beyond what is provided by the Benefit
     Protector at this time. The death benefit on Jan. 1, 2005 equals:

       The MAV Death Benefit (contract value):                                  $110,000
       plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death
       (MAV Death Benefit minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                             +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000

o On Jan. 1, 2006 the contract value falls to $105,000. The death benefit on Jan. 1, 2006 equals:

       The MAV Death Benefit:                                                   $110,000
       plus the Benefit Protector(SM) Plus benefit which equals 40% of earnings at death:
       0.40 x ($110,000 - $100,000) =                                             +4,000
       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 x $100,000 =                           +10,000
                                                                                --------
     Total death benefit of:                                                    $124,000

o On Feb. 1, 2006 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 8% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
     (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is in its third year of the withdrawal charge schedule, so we will withdraw
     $39,500 ($36,340 + $3,160 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 -
     $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2006 equals:

       The MAV Death Benefit (MAV adjusted for partial withdrawals):             $57,619
       plus the Benefit Protector(SM) Plus benefit
       which equals 40% of earnings at death:
       0.40 x ($57,619 - $55,000) =                                               +1,048

       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 x $55,000 =                             +5,500
                                                                                --------
     Total death benefit of:                                                     $64,167

--------------------------------------------------------------------------------
60  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2007 the contract value falls $40,000. The death benefit on Jan. 1, 2007 equals the death benefit paid on Feb. 1, 2006 The reduction in contract value has no effect.

o    On Jan. 1, 2013 the contract value grows to a new high of $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector(SM) Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2013 equals:

       The MAV Death Benefit (contract value):                                  $200,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of
       100% of purchase payments not previously withdrawn
       that are one or more years old                                            +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =             +11,000
                                                                                --------
     Total death benefit of:                                                    $266,000

o On July 1, 2013 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $2,500. Your new contract value is now
     $252,500. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2013 equals:

       The MAV Death Benefit (contract value less any
       purchase payment credits added in the last 12 months):                   $250,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100% of
       purchase payments not previously withdrawn
       that are one or more years old                                            +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =             +11,000
                                                                                --------
     Total death benefit of:                                                    $316,000

o On July 1, 2014 the contract value remains $252,500 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2014 equals:

       The MAV Death Benefit (contract value):                                  $252,500
       plus the Benefit Protector Plus benefit which equals 40% of earnings at death
       (MAV Death Benefit minus payments not previously withdrawn):
       0.40 x ($252,500 - $105,000) =                                            +59,000
       plus 20% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.20 x $55,000 =                            +11,000
                                                                                --------
     Total death benefit of:                                                    $322,500

--------------------------------------------------------------------------------
61  AMERICAN EXPRESS SIGNATURE ONE SELECT VARIABLE ANNUITY -- PROSPECTUS

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  45301 A (4/04)

PROSPECTUS

APRIL 30, 2004


WELLS FARGO
ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED BY:    AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE
              LIFE)
              829 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 333-3437
              AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN
              ENTERPRISE MVA ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum withdrawal charge under certain circumstances. Expense charges from contracts with purchase payment credits may be higher than charges for contracts without such credits. The amount of the credit may be more than offset by additional fees and charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

--------------------------------------------------------------------------------
1  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS

THE CONTRACT IN BRIEF

EXPENSE SUMMARY

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

FINANCIAL STATEMENTS

THE VARIABLE ACCOUNT AND THE FUNDS

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

BUYING YOUR CONTRACT

CHARGES

VALUING YOUR INVESTMENT

MAKING THE MOST OF YOUR CONTRACT

WITHDRAWALS

TSA -- SPECIAL WITHDRAWAL PROVISIONS

CHANGING OWNERSHIP

BENEFITS IN CASE OF DEATH

OPTIONAL BENEFITS

THE ANNUITY PAYOUT PERIOD

TAXES

VOTING RIGHTS

SUBSTITUTION OF INVESTMENTS

ABOUT THE SERVICE PROVIDERS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

ADDITIONAL INFORMATION

EXPERTS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A: EXAMPLE -- MARKET VALUE ADJUSTMENT (MVA)

APPENDIX B: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS FEES

APPENDIX C: EXAMPLE -- WITHDRAWAL CHARGES

APPENDIX D: EXAMPLE -- DEATH BENEFITS

APPENDIX E: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

APPENDIX F: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS

APPENDIX G: EXAMPLE -- BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER

APPENDIX H: EXAMPLE -- BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER

--------------------------------------------------------------------------------
2  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of successive 12-month periods that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for Guarantee Periods we declare when you allocate purchase payments or transfer contract value to a GPA. Withdrawals from a GPA done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o    Roth IRAs under Section 408A of the Code

o Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

--------------------------------------------------------------------------------
3  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

TAX DEFERRAL AND QUALIFIED PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract as a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But a qualified annuity has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits. We will not deduct any charges. (See "Buying Your Contract -- Purchase Payment Credits.") However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the GPAs, which earn interest at rates that we declare when you allocate purchase payments or transfer contract value to this account. Some states restrict the amount you can allocate to these accounts. The required minimum investment in each GPA is $1,000 and these accounts may not be available in all states. (p. __)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future, subject to certain limitations. Some states may also have limitations for making additional payments. (p. __)

MINIMUM INITIAL PURCHASE PAYMENT

         $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENT

         $50 for Systematic Investment Plans (SIPs).

         $100 for any other type of payment.

MAXIMUM TOTAL PURCHASE PAYMENTS*

         $1,000,000


* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. For qualified annuities, the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless an exception applies. You may establish automated transfers among the accounts. (p. __)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences. Also, certain other restrictions may apply. (p. __)

--------------------------------------------------------------------------------
4  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. __)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. __)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. __)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. __)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(contingent deferred sales charge as a percentage of purchase payments withdrawn)


You select either a six-year or eight-year withdrawal charge schedule at the time of application.

                 SIX-YEAR SCHEDULE                                                            EIGHT-YEAR SCHEDULE
  YEARS FROM PURCHASE           WITHDRAWAL CHARGE                              YEARS FROM PURCHASE            WITHDRAWAL CHARGE
    PAYMENT RECEIPT                PERCENTAGE                                    PAYMENT RECEIPT                 PERCENTAGE
          1                            8%                                               1                            8%
          2                            8                                                2                            8
          3                            8                                                3                            8
          4                            6                                                4                            8
          5                            4                                                5                            8
          6                            2                                                6                            6
          Thereafter                   0                                                7                            4
                                                                                        8                            2
                                                                                        Thereafter                   0


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Plans.")


                                                                                            ASSUMED INVESTMENT RATE
SIX-YEAR WITHDRAWAL CHARGE SCHEDULE                                                   3.5%                          5.0%
Return of Purchase Payments (ROP) Death Benefit discount rate                         5.32%                        6.82%
Maximum Anniversary Value (MAV) Death Benefit discount rate                           5.52                         7.02
5% Accumulation Death Benefit discount rate                                           5.67                         7.17
Enhanced Death Benefit discount rate                                                  5.72                         7.22

EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE

Return of Purchase Payments (ROP) Death Benefit discount rate                         5.07%                        6.57%
Maximum Anniversary Value (MAV) Death Benefit discount rate                           5.27                         6.77
5% Accumulation Death Benefit discount rate                                           5.42                         6.92
Enhanced Death Benefit discount rate                                                  5.47                         6.97


--------------------------------------------------------------------------------
5  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                     $40
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

GUARANTOR(SM) WITHDRAWAL BENEFIT (GWB FEE)(1)                                              MAXIMUM: 2.50%       CURRENT: 0.55%*
(As a percentage of contract value charged annually on the contract anniversary.)

INCOME ASSURER BENEFIT(SM) - MAV(2)                                                        MAXIMUM: 2.50%       CURRENT: 0.55%*

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE(2)                               MAXIMUM: 2.75%       CURRENT: 0.70%*

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE(2)             MAXIMUM: 3.00%       CURRENT: 0.75%*
(As a percentage of the Guaranteed Income Benefit Base charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM)) FEE(3)                                                 0.25%*
(As a percentage of the contract value charged annually on the contract anniversary.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS) FEE(3)                                       0.40%*
(As a percentage of the contract value charged annually on the contract anniversary.)

* This fee applies only if you elect this optional feature.

(1) Available if you and the annuitant are 79 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or any Income Assurer Benefit(SM) rider. May not be available in all states.

(2) Available if the annuitant is 75 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or the GWB rider. May not be available in all states.

(3) Available if you and the annuitant are 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit. May not be available in all states.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)


YOU MUST CHOOSE THE SIX-YEAR OR EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE AND ONE OF THE FOUR DEATH BENEFIT GUARANTEES. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEE YOU PAY. THE TABLE BELOW SHOWS THE DEATH BENEFIT GUARANTEES AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


IF YOU SELECT A SIX-YEAR WITHDRAWAL CHARGE              MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
SCHEDULE AND:                                         EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE
ROP DEATH BENEFIT                                             1.50%                      0.15%                     1.65%
MAV DEATH BENEFIT(1)                                          1.70                       0.15                      1.85
5% ACCUMULATION DEATH BENEFIT(1)                              1.85                       0.15                      2.00
ENHANCED DEATH BENEFIT(1)                                     1.90                       0.15                      2.05

IF YOU SELECT AN EIGHT-YEAR WITHDRAWAL CHARGE           MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
SCHEDULE AND:                                         EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE
ROP DEATH BENEFIT                                             1.25%                      0.15%                     1.40%
MAV DEATH BENEFIT(1)                                          1.45                       0.15                      1.60
5% ACCUMULATION DEATH BENEFIT(1)                              1.60                       0.15                      1.75
ENHANCED DEATH BENEFIT(1)                                     1.65                       0.15                      1.80


(1) Available if both you and the annuitant are 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus.

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6  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                 MINIMUM          MAXIMUM
Total expenses before contractual fee
waivers and/or expense reimbursements   [TO BE INSERTED BY SUBSEQUENT AMENDMENT]

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                 GROSS TOTAL
                              MANAGEMENT   12B-1      OTHER         ANNUAL
                                 FEES      FEES     EXPENSES       EXPENSES

                                 [TO BE INSERTED BY SUBSEQUENT AMENDMENT]

We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the [TO BE INSERTED UPON SUBSEQUENT AMENDMENT] options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                           IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                 IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                           AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
                        1 YEAR     3 YEARS     5 YEARS      10 YEARS      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                       [TO BE DETERMINED]

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:

                                                                           IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                 IF YOU WITHDRAW YOUR CONTRACT            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                           AT THE END OF THE APPLICABLE TIME PERIOD:     AT THE END OF THE APPLICABLE TIME PERIOD:
                        1 YEAR     3 YEARS     5 YEARS      10 YEARS      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                       [TO BE DETERMINED]


* In these examples, the $40 contract administrative charge is approximated as a .____% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

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7  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expenses combination. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for some of the subaccounts because they are new and do not have any history. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

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8  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus. The SAI does not include the audited financial statements for some subaccounts because they are new and do not have any activity as of the date of the financial statements.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT: The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the IRS has issued some guidance on investment control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

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9  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

YOU MAY ALLOCATE PAYMENTS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS.

                   [TO BE INSERTED UPON SUBSEQUENT AMENDMENT]

THE GUARANTEE PERIOD ACCOUNTS (GPAS)

The GPAs are not available for contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states. Any reference in this prospectus to the GPAs, and any contract features or benefits associated with the GPAs are deleted for contracts issued in Maryland, Oregon, Pennsylvania and Washington and any other state that does not allow investment in the GPAs.

You may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time vary by state. The required minimum investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion ("Future Rates"). We will determine Future Rates based on various factors including, but not limited to, the interest rate environment, returns we earn on investments in the nonunitized separate account we have established for the GPAs, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE WHAT FUTURE RATES WILL BE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below). During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the shortest GPA term offered in your state. (EXCEPTION: If you have selected a Portfolio Navigator asset allocation model that contains a GPA, we will automatically transfer the contract value in the maturing GPA into a new GPA of the same term at the end of the guarantee period. If the term of the GPA in the model has changed due to annual reassessment of the model, we will transfer the contract value of the maturing GPA into a new GPA with a term that conforms to the revised model.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

--------------------------------------------------------------------------------
10  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

o Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

o Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

o Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

o Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or withdrawals from the GPAs prior to 30 days before the end of the Guarantee Period ("30-day rule"). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you withdraw or transfer contract value from a GPA including withdrawals under the Guarantor(SM) Withdrawal Benefit, or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as "early withdrawals." The application of an MVA may result in either a gain or loss of principal.

The 30-day rule does not apply and no MVA will apply to:

o transfers from a one-year GPA occurring under an automated dollar-cost averaging program or Interest Sweep Strategy;

o automatic rebalancing under any Portfolio Navigator asset allocation model we offer which contains one or more GPAs. However, an MVA will apply if you reallocate to a different Portfolio Navigator asset allocation model;

o amounts applied to an annuity payout plan while a Portfolio Navigator asset allocation model containing one or more GPAs is in effect;

o    amounts withdrawn for fees and charges; or

o    amounts we pay as death claims.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. This is summarized in the following table:

                     IF YOUR GPA RATE IS:                        THE MVA IS:
                  Less than the new GPA rate + 0.10%              Negative
                  Equal to the new GPA rate + 0.10%               Zero
                  Greater than the new GPA rate + 0.10%           Positive

For examples, see Appendix A.

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11  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 85 or younger. (The age limit may be younger for qualified annuities in some states.)

When you apply, you may select (if available):

o    GPAs and/or subaccounts in which you want to invest(1);

o    how you want to make purchase payments;

o    the optional Portfolio Navigator asset allocation program(2);

o    the optional MAV Death Benefit(3);

o    the optional 5% Accumulation Death Benefit(3);

o    the optional Enhanced Death Benefit(3);

o    the optional GWB rider(4);

o    the optional Income Assurer Benefit(SM) - MAV rider(5);

o    the optional Income Assurer Benefit(SM) - 5% Accumulation
     Benefit Base rider(5);

o the optional Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(5);

o    the optional Benefit Protector(SM) rider(6);


o    the optional Benefit Protector(SM) Plus rider(6);

o the length of the withdrawal charge schedule (six or eight years); and


o    a beneficiary.

(1) GPAs are not available under contracts issued in Maryland, Oregon, Pennsylvania or Washington and may not be available in other states.

(2)  There is no additional charge for this feature.

(3) Available if you and the annuitant are 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with the Benefit Protector(SM) and Benefit Protector(SM) Plus.

(4) Available if you and the annuitant are 79 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or any Income Assurer Benefit(SM) rider. May not be available in all states.

(5) Available if the annuitant is 75 or younger at contract issue. You must select one of the Portfolio Navigator asset allocation models with this rider. Not available with the ROP Death Benefit or GWB rider. May not be available in all states.

(6) Available if you and the annuitant are 75 or younger at contract issue. Not available with the 5% Accumulation Death Benefit or Enhanced Death Benefit. May not be available in all states.

The contract provides for allocation of purchase payments to the GPAs and/or to the subaccounts of the variable account in even 1% increments subject to the $1,000 required minimum investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments allocated to the subaccounts at the next accumulation unit value calculated after we receive your payments at our office.

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities on the date specified below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin.

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12  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

o no earlier than the 30th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and

o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT
     $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
     $50 for SIPs.
     $100 for any other type of payment.

MAXIMUM TOTAL ALLOWABLE PURCHASE PAYMENTS*
     $1,000,000

* This limit applies in total to all American Enterprise Life annuities you own. We reserve the right to waive or increase the maximum limit. We also reserve the right to restrict cumulative additional purchase payments for contracts with the Guarantor(SM) Withdrawal Benefit. For qualified annuities, the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS


You will receive a purchase payment credit with every payment you make to your contract. We apply this credit immediately. We allocate the credit to the GPAs and subaccounts in the same proportions as your purchase payment. We apply the credit as a percentage of your current payment based on the following schedule:

        IF TOTAL NET PAYMENTS* MADE DURING        THEN THE PURCHASE PAYMENT
         THE LIFE OF THE CONTRACT EQUALS...      CREDIT PERCENTAGE EQUALS...
          $10,000 to less than $100,000                    2%
          $100,000 to less than $250,000                   3
          $250,000 and over                                4

* Net payments equal total payments less total withdrawals.

If you make any additional payments that cause the contract to become eligible for a higher percentage credit, we will add credits to your prior payments (less total withdrawals). We allocate credits according to the purchase payment allocation on the date we add the credits to the contract.


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13  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

To the extent a death benefit or withdrawal payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for withdrawal charge waiver due to "Contingent events" (see "Charges -- Contingent events"), we will assess a charge, similar to a withdrawal charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your withdrawal value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Because of these higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is available because of lower costs associated with larger sized contracts and through revenue from a higher and longer withdrawal charge schedule, a higher contract administrative charge and a higher mortality and expense risk fee. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary. We prorate this charge among the GPAs and subaccounts in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs. We cannot increase these fees.

These fees are based on the death benefit guarantee that applies to your contract.


                                                                                                             MORTALITY AND
IF YOU SELECT A SIX-YEAR WITHDRAWAL CHARGE SCHEDULE AND:                                                   EXPENSE RISK FEE
ROP Death Benefit                                                                                                1.50%
MAV Death Benefit                                                                                                1.70
5% Accumulation Death Benefit                                                                                    1.85
Enhanced Death Benefit                                                                                           1.90

                                                                                                             MORTALITY AND
IF YOU SELECT AN EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE AND:                                                EXPENSE RISK FEE
ROP Death Benefit                                                                                                1.25%
MAV Death Benefit                                                                                                1.45
5% Accumulation Death Benefit                                                                                    1.60
Enhanced Death Benefit                                                                                           1.65


--------------------------------------------------------------------------------
14  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

GUARANTOR(SM) WITHDRAWAL BENEFIT (GWB) FEE

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. If selected, we deduct the fee from your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

Once you elect the GWB, you may not cancel it and the fee will continue to be deducted until the contract is terminated or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the GWB fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the GWB fee does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this fee and/or charge a separate fee for each asset allocation model for new contract owners. The GWB fee will not exceed a maximum charge of 2.50%.

We cannot change the GWB fee after the rider effective date unless:

(a)  you choose the annual Elective Step Up;

(b) you change your Portfolio Navigator asset allocation model after we have exercised our rights to increase the fee;

(c) you change your Portfolio Navigator asset allocation model after we have exercised our rights to charge a separate fee for each model.

If you choose the Elective Step Up or change your Portfolio Navigator model after we have exercised our rights to increase the fee as described above, you will pay the fee we then charge.

If you choose to step up before the third contract anniversary, the GWB fee will not change until the third contract anniversary, when it may change to the fee that was offered at the time of your last Elective Step Up.

The fee does not apply after annuity payouts begin or the contract terminates.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the Guaranteed Income Benefit Base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different Guaranteed Income Benefit Base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                         MAXIMUM                       CURRENT
Income Assurer Benefit(SM) - MAV                                                          2.50%                          0.55%
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                                 2.75                           0.70
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base               3.00                           0.75

We deduct the fee from the contract value on your contract anniversary at the end of each contract year. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

--------------------------------------------------------------------------------
15  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Currently the Income Assurer Benefit(SM) fee does not vary with the Portfolio Navigator model selected; however, we reserve the right to increase this fee and/or charge a separate fee for each model for new contract owners but not to exceed the guaranteed charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model after we have exercised our rights to increase the fee and/or charge a separate fee for each model. If you decide to change your Portfolio Navigator model after we have exercised our rights to increase the fees for new contract holders, you will pay the fee we then charge. The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For examples, see Appendix B.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM)) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.25% of your contract value on your contract anniversary. We prorate this fee among the GPAs and subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS) FEE

We charge a fee for the optional feature only if you select it. If selected, we deduct 0.40% of your contract value on your contract anniversary. We prorate this fee among the GPAs and the subaccounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value, a withdrawal charge applies if all or part of the withdrawal amount is from any purchase payment we received less than ten years before the date of withdrawal.


Each time you make a purchase payment under the contract, a withdrawal charge attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to a schedule shown in the contract. If you choose a six-year withdrawal charge schedule, for example, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the sixth year after it is made is 2%. At the beginning of the seventh year after that purchase payment is made, and thereafter, there is no withdrawal charge as to that payment.


You may withdraw an amount during any contract year without incurring a withdrawal charge. We call this amount the Total Free Amount ("TFA"). The TFA is the amount of your contract value that you may withdraw without incurring a withdrawal charge. Amounts withdrawn in excess of the Total Free Amount may be subject to a withdrawal charge as described below. The Total Free Amount is defined as the maximum of (a) and (b) where:

     (a) is 10% of your prior anniversary's contract value, and

     (b) is current contract earnings.

NOTE: We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount or GPA. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero. We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.

If you elected the GWB rider at issue, the Total Free Amount of your contract will be defined as the maximum of (a), (b) or (c) where:

     (a) is 10% of your prior anniversary's contract value,

     (b) is current contract earnings, and

     (c) is your current Guaranteed Benefit Payment.

--------------------------------------------------------------------------------
16  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value or your contract's Guaranteed Benefit Payment if you elected the GWB rider and your Guaranteed Benefit Payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn
(PPW) in numbers three and four above as:

      PPW = XSF + (ACV - XSF) X (PPNPW - XSF)
                  -----------
                  (CV - TFA)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage, and then adding the total withdrawal charges.


The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn, depending on the withdrawal charge schedule you selected:

                 SIX-YEAR SCHEDULE                                                            EIGHT-YEAR SCHEDULE
  YEARS FROM PURCHASE           WITHDRAWAL CHARGE                              YEARS FROM PURCHASE            WITHDRAWAL CHARGE
    PAYMENT RECEIPT                PERCENTAGE                                    PAYMENT RECEIPT                 PERCENTAGE
          1                            8%                                               1                            8%
          2                            8                                                2                            8
          3                            8                                                3                            8
          4                            6                                                4                            8
          5                            4                                                5                            8
          6                            2                                                6                            6
          Thereafter                   0                                                7                            4
                                                                                        8                            2
                                                                                        Thereafter                   0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

For example, see Appendix C.

--------------------------------------------------------------------------------
17  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED period:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Plans.")


                                                                                            ASSUMED INVESTMENT RATE
SIX-YEAR WITHDRAWAL CHARGE SCHEDULE                                                   3.5%                          5.0%
Return of Purchase Payments (ROP) Death Benefit discount rate                         5.32%                        6.82%
Maximum Anniversary Value (MAV) Death Benefit discount rate                           5.52                         7.02
5% Accumulation Death Benefit discount rate                                           5.67                         7.17
Enhanced Death Benefit discount rate                                                  5.72                         7.22

EIGHT-YEAR WITHDRAWAL CHARGE SCHEDULE

Return of Purchase Payments (ROP) Death Benefit discount rate                         5.07%                        6.57%
Maximum Anniversary Value (MAV) Death Benefit discount rate                           5.27                         6.77
5% Accumulation Death Benefit discount rate                                           5.42                         6.92
Enhanced Death Benefit discount rate                                                  5.47                         6.97

(1) Available if both you and the annuitant are 79 or younger at contract issue. The 5% Accumulation Death Benefit and Enhanced Death Benefit are not available with Benefit Protector(SM) and Benefit Protector(SM) Plus.


WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o    withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent that it exceeds contract earnings;

o if you elected the GWB rider, your contract's Guaranteed Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of your prior anniversary's contract value;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o    contracts settled using an annuity payout plan;

o withdrawals made as a result of one of the "Contingent events"* described below to the extent permitted by state law (see your contract for additional conditions and restrictions);

o    amounts we refund to you during the free look period*; and

o    death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times, such as when you make purchase payments or when you make a full withdrawal from your contract.

--------------------------------------------------------------------------------
18  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

GPAS

We value the amounts you allocated to the GPAs directly in dollars. The value of a GPA equals:

o the sum of your purchase payments and transfer amounts allocated to the GPAs;

o    plus any purchase payment credits allocated to the GPAs;

o    plus interest credited;

o minus the sum of amounts withdrawn after any applicable MVA (including any applicable withdrawal charges) and amounts transferred out;

o    minus any prorated portion of the contract administrative charge;

o    minus any prorated portion of the GWB rider fee (if applicable);

o minus any prorated portion of an Income Assurer Benefit(SM) rider fee (if applicable);

o minus any prorated portion of the Benefit Protector(SM) rider fee (if applicable); and

o minus any prorated portion of the Benefit Protector(SM) Plus rider fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the subaccounts;

o    any purchase payment credits allocated to the subaccounts;

o    transfers into or out of the subaccounts;

o    partial withdrawals;

o    withdrawal charges;

and a deduction of:

o    a prorated portion of the contract administrative charge;

o    a prorated portion of the GWB rider fee (if applicable);

o    a prorated portion of an Income Assurer Benefit(SM) rider fee
     (if applicable);

o a prorated portion of the Benefit Protector(SM) rider fee (if applicable); and/or

o a prorated portion of the Benefit Protector(SM) Plus rider fee (if applicable).

--------------------------------------------------------------------------------
19  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Accumulation unit values will fluctuate due to:

o    changes in funds' net asset value;

o    dividends distributed to the subaccounts;

o    capital gains or losses of funds;

o    fund operating expenses; and/or

o mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year GPA to one or more subaccounts. Only the one-year GPA is available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year GPA will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                             NUMBER
BY INVESTING AN EQUAL NUMBER OF                           AMOUNT         ACCUMULATION       OF UNITS
DOLLARS EACH MONTH                         MONTH         INVESTED         UNIT VALUE        PURCHASED
                                            Jan           $ 100             $ 20               5.00
                                            Feb             100               18               5.56
                                            Mar             100               17               5.88
you automatically buy more units
when the per unit market price is low       Apr             100               15               6.67
                                            May             100               16               6.25
                                            Jun             100               18               5.56
                                            Jul             100               17               5.88
                                            Aug             100               19               5.26
and fewer units when the per unit
market price is high.                       Sept            100               21               4.76
                                            Oct             100               20               5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

Automated dollar-cost averaging is not available if you select a Portfolio Navigator asset allocation model (see "Asset Allocation Program").

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to any GPA except under any Portfolio Navigator asset allocation model. There is no charge for asset rebalancing. The contract value must be at least $2,000.

--------------------------------------------------------------------------------
20  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under a Portfolio Navigator asset allocation model (see "Asset Allocation Program").

ASSET ALLOCATION PROGRAM

We currently offer an asset allocation program called Portfolio Navigator. There is no charge for this asset allocation program. You can elect to participate in the asset allocation program. If you decide to purchase an optional GWB rider or Income Assurer Benefit(SM) rider, you must participate in the asset allocation program.

This asset allocation program allows you to allocate your contract value to an asset allocation model portfolio that consists of subaccounts and certain GPAs (in those states where the GPAs are available) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

Your sales representative or other financial adviser will give you written information that describes the asset allocation program in detail. You should review this written information including the terms of the asset allocation program carefully with your sales representative or other financial adviser.

To participate in the asset allocation program, you must complete an investor questionnaire. Your sales representative or other financial adviser can help you complete this questionnaire. The questionnaire helps define your investing style which is based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest. Your responses to the questionnaire determine which asset allocation model portfolio matches your investing style. Currently, there are five asset allocation model portfolios ranging from conservative to aggressive. Each asset allocation model portfolio specifies allocation percentages to each of the subaccounts and any GPAs that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to automatically rebalance your contract values quarterly on a date we select in order to maintain alignment with the allocation percentages specified in the asset allocation model portfolio.

Each asset allocation model portfolio is evaluated periodically. As a result, the subaccounts, any GPAs and the allocation percentages to these accounts may change from time to time. We will provide you with advanced written notice whenever such a change occurs.

WHEN AN ASSET ALLOCATION MODEL PORTFOLIO CHANGES, YOUR LEGAL RIGHTS WILL VARY DEPENDING ON YOUR RESPONSE TO THAT NOTICE AND WHETHER YOU ELECTED TO PARTICIPATE IN THE ASSET ALLOCATION PROGRAM OR WHETHER YOU ARE PARTICIPATING IN THE ASSET ALLOCATION PROGRAM BECAUSE YOU PURCHASED AN OPTIONAL GWB RIDER OR INCOME ASSURER BENEFIT(SM) RIDER.

IF YOU ELECTED TO PARTICIPATE IN THE ASSET ALLOCATION PROGRAM:

----------------------------------------------- ---------------------------------------------------------------------
Your Response                                   Action
----------------------------------------------- ---------------------------------------------------------------------
No response.                                    We leave your contract value allocated to the existing
                                                subaccounts, any GPAs and the current allocation percentages and continue to rebalance these allocations.
----------------------------------------------- ---------------------------------------------------------------------
Written response agreeing to  reallocate to     We reallocate your contract value to the updated asset allocation
the updated asset  allocation model             model that contains the new subaccounts and any GPAs and/or new
portfolio.                                      allocation percentages.
----------------------------------------------- ---------------------------------------------------------------------
Written response requesting to  move to a       We reallocate your contract value to the requested asset
different asset allocation model portfolio.*    allocation model portfolio with its associated subaccounts and any GPAs and/or new allocation percentages.
----------------------------------------------- ---------------------------------------------------------------------
Written response indicating you do not want     You discontinue your participation in the asset allocation
to be in any of the five asset allocation       program. We follow any written instructions you give us on how to
model portfolios.                               allocate your contract value. If you do not give us written instructions, we leave your contract value allocated to the existing subaccounts and any GPAs. We will not automatically rebalance your contract values to maintain alignment with an asset allocation model portfolio. However, you can give us written instructions to rebalance (see "Asset Rebalancing").
----------------------------------------------- ---------------------------------------------------------------------


* For example, you decide you want to move from a conservative asset allocation model portfolio to a moderate asset allocation model portfolio and its associated subaccounts and GPAs.


--------------------------------------------------------------------------------
21  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

IF YOU ARE PARTICIPATING IN THE ASSET ALLOCATION PROGRAM BECAUSE YOU PURCHASED AN OPTIONAL GWB RIDER OR INCOME ASSURER BENEFIT(SM) RIDER:

----------------------------------------------- ---------------------------------------------------------------------
Your Response                                   Action
----------------------------------------------- ---------------------------------------------------------------------
No response.                                    We leave your contract value allocated to the existing
                                                subaccounts, any GPAs and the current allocation percentages and continue to rebalance these allocations.
----------------------------------------------- ---------------------------------------------------------------------
Written response agreeing to  reallocate to     We reallocate your contract value to the updated asset allocation
the updated asset  allocation model             model that contains the new subaccounts and any GPAs and/or new
portfolio.                                      allocation percentages.
----------------------------------------------- ---------------------------------------------------------------------
Written response requesting to  move to a       We reallocate your contract value to the requested asset
different asset allocation model portfolio.*    allocation model portfolio with its associated subaccounts and any GPAs and/or new allocation percentages.
----------------------------------------------- ---------------------------------------------------------------------
Written response indicating you do not want     Because the GWB requires that your contract value be invested in
to be in any of the five asset allocation       one of the asset allocation model portfolios for the life of the
model portfolios.                               contract, and you cannot terminate the GWB rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply. Therefore, you should not select the GWB rider if you do not intend to continue participating in one of the asset allocation model portfolios for the life of the
                                                contract.

                                                You can terminate an Income Assurer Benefit(SM) rider during a
                                                30-day period after the first contract anniversary and at any time after the expiration of the waiting period. As long as the
                                                Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the asset allocation model portfolios. Unless the advance written notice of the change in the asset allocation model portfolios coincides with your right to terminate the Income Assurer Benefit(SM) rider, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the asset allocation model portfolios. Withdrawal charges and tax penalties may apply.
                                                Therefore, you should not select the Income Assurer Benefit(SM)
                                                rider if you do not intend to continue participating in one of the asset allocation model portfolios during the period of time the Income Assurer Benefit(SM) is in effect.
----------------------------------------------- ---------------------------------------------------------------------

* For example, you decide you want to move from a conservative asset allocation model portfolio to a moderate asset allocation model portfolio and its associated subaccounts and GPAs.

Special rules apply to the GPAs when they are included in an asset allocation model portfolio. Under these rules:

o no MVA will apply when rebalancing occurs within a specific asset allocation model portfolio (but an MVA will apply if you elect to move to a different asset allocation model portfolio);

o no MVA will apply when you elect an annuity payout plan while your contract value is invested in a asset allocation model portfolio (see "Market Value Adjustment").

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. If you must participate in the asset allocation program because you purchased an optional GWB rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted in accordance with the terms of the rider; however, you have the right at all times to make a full withdrawal of your contract value (see "Withdrawals"). We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you. This includes the right to offer more or fewer asset allocation model portfolios and to vary the number of subaccounts and any GPAs within the asset allocation model portfolios. We also reserve the right to discontinue the asset allocation program for those who elect to participate in it while maintaining the asset allocation program, or a similar program, for contract owners who have selected an optional GWB rider or Income Assurer Benefit(SM) rider. We will give you notice of any such change.

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22  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator asset allocation model is in effect.

You may transfer contract value from any one subaccount or GPA to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the GPAs. We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless an exception applies (see "The Guarantee Period Account (GPAs) -- Market Value Adjustment
(MVA)").

We may suspend or modify transfer privileges at any time.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o    not accepting telephone or electronic transfer requests;

o    requiring transfer requests to be submitted by U.S. mail;

o    requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners. [LANGUAGE TO BE UPDATED UPON SUBSEQUENT AMENDMENT]

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.

o You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA, which may result in a gain or loss of contract value, unless an exception applies (see "The Guarantee Period Account (GPAs) -- Market Value Adjustment
     (MVA)").

o If you select a variable annuity payout, once annuity payouts begin you may make transfers once per contract year among the subaccounts and we reserve the right to limit the number of subaccounts in which you may invest.

o    Once annuity payouts begin, you may not make any transfers to the GPAs.

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23  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number (TIN)* and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide TIN may result in mandatory tax withholding on the taxable portion of the distribution.

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or GPAs.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

--------------------------------------------------------------------------------
24  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. If you have elected the GWB rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the GWB rider, your benefits under the rider may be reduced (see "Guarantor(SM) Withdrawal Benefit"). For full withdrawals, we will compute the value of your contract at the next accumulation unit value at the end of period calculated after we receive your request. We may ask you to return the contract. You may have to pay contract charges or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and the GPAs in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount or GPA must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

o    payable to you;

o    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;

     --   you severed  employment  with the employer who purchased the contract;
          or

     --   the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

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25  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM) and/or Benefit Protector(SM) Plus rider, the riders will terminate upon transfer of ownership of your annuity contract. The GWB rider will continue upon transfer of ownership of your annuity contract (see "Optional Benefits").

BENEFITS IN CASE OF DEATH

There are four death benefit options under your contract. You must select one of the following death benefits:

o    ROP Death Benefit;

o    MAV Death Benefit;

o    5% Accumulation Death Benefit;

o    Enhanced Death Benefit.

If it is available in your state and if both you and the annuitant are 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. The ROP Death Benefit is not available with the GWB or Income Assurer Benefit(SM) riders. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under each option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you choose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

   ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)
        = PW X DB
          ---------
            CV

         PW = the partial withdrawal including any applicable withdrawal charge or MVA.

         DB = the death benefit on the date of (but prior to) the partial withdrawal

         CV = contract value on the date of (but prior to) the partial withdrawal

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or


(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.


5% VARIABLE ACCOUNT FLOOR: is the sum of the value of the GPAs and the variable account floor. There is no variable account floor prior to the first contract anniversary. On the first contract anniversary, we set the variable account floor equal to:


o the initial purchase payment and purchase payment credit allocated to the subaccounts increased by 5%;

o plus any subsequent purchase payments and purchase payment credits allocated to the subaccounts, and


o minus adjusted transfers or partial withdrawals from the subaccounts.

--------------------------------------------------------------------------------
26  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Every contract anniversary after that, we reset the variable account floor by accumulating the prior anniversary's variable account floor at 5%, plus any subsequent purchase payments and purchase payment credits allocated to the subaccounts minus adjusted transfers or adjusted partial withdrawals from the subaccounts. We stop resetting the variable account floor after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and purchase payment credits you allocate to the subaccounts and subtract adjusted transfers or adjusted partial withdrawals from the subaccounts.


   5% VARIABLE ACCOUNT FLOOR ADJUSTED TRANSFERS OR ADJUSTED PARTIAL WITHDRAWALS
         = PWT X VAF
          -------------
               SV

         PWT    = the amount transferred from the subaccounts or the amount of the partial withdrawal (including any applicable withdrawal charge) from the subaccounts.

         VAF    = variable account floor on the date of (but prior to) the transfer or partial withdrawal.

         SV     = value of the subaccounts on the date of (but prior to) the transfer of partial withdrawal.

For contracts issued in Washington and New Jersey, the cap on the variable account floor is 200% of the sum of the purchase payments and purchase payment credits allocated to the subaccounts that have not been withdrawn or transferred out of the subaccounts.

PLEASE NOTE: The 5% Variable Account Floor is calculated differently and is not the same value as the Income Assurer Benefit(SM) 5% Variable Account Floor.

RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT


The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:


1.   contract value; or


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals.

The ROP Death Benefit is not available with the optional GWB or Income Assurer Benefit(SM) riders. The ROP Death Benefit will apply unless you select one of the alternative death benefits described immediately below.


For example, see Appendix D.

IF AVAILABLE IN YOUR STATE AND BOTH YOU AND THE ANNUITANT ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT ONE OF THE DEATH BENEFITS DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DO NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR ISSUE AGES 75 TO 79 BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 81. BE SURE TO DISCUSS WITH YOUR SALES REPRESENTATIVE WHETHER OR NOT THESE DEATH BENEFITS ARE APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.   contract value;


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or


3.   the MAV on the date of death.

For example, see Appendix D.

5% ACCUMULATION DEATH BENEFIT

The 5% Accumulation Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.   contract value;


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals; or


3.   the 5% Variable Account Floor.

For example, see Appendix D.

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27  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ENHANCED DEATH BENEFIT

The Enhanced Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these four values:

1.   contract value;


2. total purchase payments and purchase payment credits minus adjusted partial withdrawals;


3.   the MAV on the date of death; or

4.   the 5% Variable Account Floor.

For example, see Appendix D.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM) and Benefit Protector(SM) Plus riders, if selected, will terminate. The GWB, if selected, will continue (see "Optional Benefits").

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Income Assurer Benefit(SM) rider and the Benefit Protector(SM) Plus rider, if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The GWB, if selected, will continue (see "Optional Benefits").

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

     o the beneficiary asks us in writing within 60 days after we receive proof of death; and

     o   payouts begin no later than one year following the year of your death;
         and

     o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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28  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

OPTIONAL BENEFITS

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER (GWB)

The GWB requires that you elect one of the asset allocation models of the Portfolio Navigator (see "Asset Allocation Program"). This requirement limits your choice of subaccounts and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts and all of the GPAs that are available under the contract to other contract holders who do not elect this rider. The amount you may allocate or transfer within the model portfolio you select is limited by the percentage allocation established within the model for each subaccount and GPA (if available).


The GWB is an optional benefit that you may select for an additional annual charge. The GWB provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any purchase payment credits. This guarantee will remain in effect if partial withdrawals do not exceed an amount equal to the Guaranteed Benefit Payment (GBP -- the withdrawal amount you are entitled to take each contract year). As long as your withdrawals do not exceed the GBP each contract year, you will not be assessed a withdrawal charge. If you choose to withdraw an amount greater than the GBP in a contract year, the guarantee may be reduced to an amount less than your purchase payments and purchase payment credits.


An annual Elective Step Up option is available that will allow you to step up the guaranteed benefit amount to 100% of the contract anniversary value, subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal penalty discussed below; and

o you may take withdrawals after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election or change your Portfolio Navigator asset allocation model, the rider charge may change (see "Charges").

If this rider is available in your state and you and the annuitant are 79 or younger at contract issue, you may choose to add the GWB to your contract. You must elect the GWB at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the GWB may not be cancelled and the charge will continue to be deducted until the contract is terminated or annuity payouts begin. If you select the GWB, you may not elect the ROP Death Benefit. The Income Assurer Benefit(SM) riders are not available with the GWB.

Any partial withdrawals you take under the contract will reduce the value of the death benefits, Benefit Protector(SM) and Benefit Protector(SM) Plus riders (see "Benefits in Case of Death" and "Optional Benefits"). Withdrawals before age 59 1/2 may incur an IRS early withdrawal penalty and may be considered taxable income. Be sure to discuss with your sales representative whether the GWB is appropriate for your situation.

We reserve the right to restrict cumulative additional purchase payments.

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29  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

GUARANTEED BENEFIT AMOUNT


The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments and purchase payment credits, partial withdrawals in excess of the GBP, and step-ups.


The GBA is subject to a maximum of $5,000,000 and is determined at the following times:


1. CONTRACT ISSUE -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

2. ADDITIONAL PURCHASE PAYMENTS ARE MADE -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional payment;


3. WHEN A PARTIAL WITHDRAWAL IS MADE -- if total withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged.

     If total withdrawals, including the current withdrawal, in the current contract year are greater than the GBP prior to the current withdrawal, or any withdrawals are made in a contract year after a step up but before the third contract anniversary, the GBA will have an automatic reset to the lesser of:

     o   the GBA immediately prior to the withdrawal; or

     o the greater of the contract value immediately following the withdrawal or the reset Remaining Benefit Amount (described below).

     If there have been multiple purchase payments, any reduction of the GBA due to this excess withdrawal penalty will be taken out of each payment's GBA proportionately.

     The partial withdrawal is the gross withdrawal and includes any withdrawal charge and market value adjustment; and

4.   AT STEP UP -- (see "Elective Step Up" below).

REMAINING BENEFIT AMOUNT

The Remaining Benefit Amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals.

The RBA is subject to a maximum of $5,000,000 and is determined at the following times:


1. CONTRACT ISSUE -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

2. ADDITIONAL PURCHASE PAYMENTS ARE MADE -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;


3. WHEN A PARTIAL WITHDRAWAL IS MADE -- if total withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

If total withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or any withdrawals are made in a contract year after a step up but before the third contract anniversary, the RBA will have an automatic reset to the lesser of:

     o   the contract value immediately following the withdrawal; or

     o the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

     If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

     o the withdrawal amount up to the RBP is taken out of each RBA bucket in proportion to its RBP at the time of the withdrawal; and

     o the withdrawal amount above the RBP and any excess withdrawal penalty are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

4. AT STEP UP -- (see "Elective Step-Up" below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to the lesser of the RBA or 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount you are allowed to withdraw under the contract may be greater than the GBP. Any amount taken under the Total Free Amount provision in excess of the GBP would be subject to an excess withdrawal penalty.

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30  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. If you have a qualified annuity, you may be required to take a minimum distribution that is greater than your guarantee in any contract year. Any excess withdrawal due to a required distribution would be subject to an excess withdrawal penalty.

ELECTIVE STEP UP

If you do not take any partial withdrawals before the third contract anniversary, you have the option to increase the RBA to an amount equal to 100% of the contract anniversary value beginning on the first contract anniversary. The GBA step up will equal the greater of the GBA immediately prior to the step up or 100% of the contract anniversary value.

You may only step up if your contract anniversary value is greater than the RBA. The step up will be allowed only within 30 days after the contract anniversary. The effective step up date will be the contract anniversary date. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step-ups will be removed and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal penalty.

GWB ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the GWB.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid will not exceed the current total RBA. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o you will be paid according to the annuity payout option described above;

o    we will no longer accept additional purchase payments; and

o    you will no longer be charged for the rider.

If the contract value falls to zero and the RBA is depleted, the GWB and the contract will terminate.

Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges.

NOTE: For special tax considerations associated with the GWB, see "Taxes."

For example, see Appendix E.

INCOME ASSURER BENEFIT(SM) RIDERS

There are three optional Income Assurer Benefit(SM) riders available under your contract:

o    Income Assurer Benefit(SM) - MAV;

o    Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o    Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
     Base.


The Income Assurer Benefit(SM) riders require that you elect one of the asset allocation models of the Portfolio Navigator (see "Asset Allocation Program"). This requirement limits your choice of subaccounts and GPAs (if available) to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts and all of the GPAs that are available under the contract to other contract holders who do not elect this rider. The amount you may allocate or transfer within the model portfolio you select is limited by the percentage allocation established within the model for each subaccount and GPA (if available).


The Income Assurer Benefit(SM) riders provide you with a guaranteed minimum income benefit regardless of the value of your subaccounts. The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

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31  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

You should consider whether a Income Assurer Benefit(SM) rider is appropriate for you because:

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first contract anniversary;

o the 10-year waiting period may be restarted if you elect to change the Portfolio Navigator asset allocation model to one that causes the rider charge to increase (see "Charges - Income Assurer Benefit(SM)");

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday;

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period; and

o    there are additional costs associated with the rider.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

If the Income Assurer Benefit(SM) rider is available in your state and the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) rider you select (see "Charges - Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The ROP Death Benefit and the GWB rider are not available with any Income Assurer Benefit(SM) rider. If the annuitant is between age 73 and age 75 at contract issue, you should consider whether a Income Assurer Benefit(SM) rider is appropriate for your situation because of the 10-year waiting period requirement. Be sure to discuss with your sales representative whether an Income Assurer Benefit(SM) rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFITS(SM) IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The Guaranteed Income Benefit Base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your annuity without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under Contract Data in your contract and are not used in the calculation of this riders' Variable Account Floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.


EXCLUDED PAYMENTS: These are purchase payments and purchase payment credits paid in the last five years before exercise of the benefit which we reserve the right to exclude from the calculation of the Guaranteed Income Benefit Base.


PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b)  is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment Options under Contract Data are known as Protected Investment Options for purposes of this rider and are used in the calculation of the Variable Account Floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. We reserve the right to restart the waiting period if you elect to change your asset allocation model to one that causes the rider charge to increase.

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the Waiting Period;

o the annuitant on the retirement date must be between 50 to 86 years old; and

o you can only take an annuity payment in one of the following annuity payment plans:

     1)  Plan A -- Life Annuity - No Refund;

     2)  Plan B -- Life Annuity with Ten or Twenty Years Certain;

     3)  Plan D -- Joint and Last Survivor Life Annuity - No Refund;

     4)  Plan D -- Joint and Last Survivor Life Annuity with Twenty Years
                   Certain; or

     5)  Plan E -- Twenty Years Certain

--------------------------------------------------------------------------------
32  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

After the expiration of the Waiting Period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payments with a guaranteed minimum initial payment or a combination of the two options.

Fixed annuity payments under this rider will occur at the guaranteed annuity purchase rates based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate. Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

    P SUB (t-1) (1 + I)
    -------------------- = P SUB (t)
            1.05

      P SUB (t-1) = prior annuity payout

      P SUB (t)   = current annuity payout

      i           = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the Waiting Period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT(SM) - MAV

The Guaranteed Income Benefit Base for the Income Assurer Benefit(SM) - MAV is the greater of these three values:

1.   contract value; or


2. the total purchase payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals; or


3.   the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)  current contract value; or


(b) total payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals.


Thereafter, we increase the MAV by any additional purchase payments and purchase payment credits and reduce the MAV by Proportionate Adjustments for Partial Withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the "Market Value Adjusted Excluded Payments"; or


2. total purchase payments plus purchase payment credits, less Excluded Payments, less Proportionate Adjustments for Partial Withdrawals; or


3.   the MAV, less "Market Value Adjusted Excluded Payments."

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33  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

"Market Value Adjusted Excluded Payments" are calculated as the sum of each excluded purchase payment and purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            GUARANTEED            PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                           INCOME           LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $152,000               $  697.68           $  680.96              $547.20
 15                                                  215,000                1,145.95            1,094.35               870.75

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $126,000               $  578.34           $  564.48              $453.60
 15                                                  215,000                1,145.95            1,094.35               870.75

In the above example, at the 15th contract anniversary you would not experience a benefit from the Income Assurer Benefit(SM) - MAV as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the Income Assurer Benefit(SM) - MAV payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

For example, see Appendix F.

INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE

The Guaranteed Income Benefit Base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1.   contract value; or


2. the total purchase payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals; or


3.   the 5% Variable Account Floor.

VARIABLE ACCOUNT FLOOR -- The Variable Account Floor is zero prior to the first contract anniversary after the effective date of this rider.

5% VARIABLE ACCOUNT FLOOR -- is equal to the value in Excluded Investment Options, plus the Variable Account Floor.


On the first contract anniversary after the effective date of this rider, the variable account floor is established as the total of your initial purchase payment and purchase payment credits allocated to the Protected Investment Options plus any purchase payment and purchase payment credit that you subsequently allocated to the Protected Investment Options less adjusted withdrawals and adjusted transfers for any withdrawals or transfers you subsequently made from the Protected Investment Options plus an amount (known as the roll-up amount) equal to 5% of your initial purchase payment and purchase payment credit allocated to the Protected Investment Options.

On any subsequent day that you allocate additional purchase payments to or withdraw or transfer amounts from the Protected Investment Options, we adjust the floor by adding the additional purchase payment and purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding an amount (known as the roll-up amount) equal to 5% of the prior contract anniversary's variable account floor.


--------------------------------------------------------------------------------
34  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

The amount of purchase payment and purchase payment credits withdrawn from or transferred between the Excluded Investment Options and the Protected Investment Options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and


(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.


The cap on the variable account floor is 200% of the sum of purchase payments and purchase payment credits allocated to the Protected Investment Options that have not subsequently been withdrawn or transferred out of the Protected Investment Options.


The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the Protected Investment Options as long as the sum of the withdrawals and transfers from the Protected Investment Options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the Protected Investment Options plus the sum of all prior withdrawals and transfers made from the Protected Investment Options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the Protected Investment Options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the Protected Investment Options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the Protected Investment Options less the value from (a)] to [the total in the Protected Investment Options on the date of (but prior to) the current withdrawal or transfer from the Protected Investment Options less the value from (a)].

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.   contract value less the "Market Value Adjusted Excluded Payments"; or


2. total purchase payments and purchase payment credits, less Excluded Payments, less Proportionate Adjustments for Partial Withdrawals; or


3.   the 5% Variable Account Floor, less "5% Adjusted Excluded Payments."


"Market Value of Excluded Payments" are calculated as the sum of each excluded purchase payment and purchase payment credit , multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such payment. The estimated contract value at such anniversary is calculated by assuming that payments, credits and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.


PLEASE NOTE: The Income Assurer Benefit(SM) 5% Variable Account Floor is calculated differently and is not the same value as the death benefit 5% Variable Account Floor.


"5% Adjusted Excluded Payments" are calculated as the sum of each excluded payment and purchase payment credit accumulated at 5% for the number of full contract years they have been in the contract.


If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            GUARANTEED            PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                           INCOME           LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $156,684               $  719.18           $  701.94              $564.06
 15                                                  215,000                1,145.95            1,094.35               870.75

--------------------------------------------------------------------------------
35  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --     LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $126,000               $  578.34           $  564.48              $453.60
 15                                                  215,000                1,145.95            1,094.35               870.75

In the above example, at the 15th contract anniversary you would not experience a benefit from the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

For example, see Appendix F.

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE

The Guaranteed Income Benefit Base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

1.   the contract value;


2. the total purchase payments and purchase payment credits made to the contract minus Proportionate Adjustments for Partial Withdrawals;


3.   the MAV (described above); or

4.   the Variable Account 5% Floor (described above).

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1.   contract value less the "Market Value Adjusted Excluded Payments";


2. total purchase payments and purchase payment credits, less Excluded Payments, less Proportionate Adjustments for Partial
     Withdrawals;


3.   the MAV, less "Market Value Adjusted Excluded Payments" (described above);
     or

4. the Variable Account 5% Floor, less "5% Adjusted Excluded Payments" (described above).

If you annuitize the contract within 30 days after a contract anniversary, the payout under a fixed annuity option (which is the same as the minimum payout for the first year under a variable annuity options) would be:

                                                                                             MINIMUM GUARANTEED MONTHLY INCOME
CONTRACT                                            GUARANTEED            PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                           INCOME           LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                        BENEFIT BASE           NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $156,684               $  719.18           $  701.18              $564.06
 15                                                  215,000                1,145.95            1,094.35               870.75

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36  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

The payouts above are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and an interest rate of 2%. Payouts under the standard provisions of this contract will be based on our annuity rates in effect at annuitization and are guaranteed to be greater than or equal to the guaranteed annuity rates stated in Table B of the contract. The fixed annuity payout available under the standard provisions of this contract would be at least as great as shown below:

CONTRACT                                                                  PLAN A -            PLAN B -       PLAN D - JOINT AND
ANNIVERSARY                                                            LIFE ANNUITY --    LIFE ANNUITY WITH  LAST SURVIVOR LIFE
AT EXERCISE                                       CONTRACT VALUE          NO REFUND       TEN YEARS CERTAIN  ANNUITY -- NO REFUND
 10                                                 $126,000               $  578.34           $  564.48              $453.60
 15                                                  215,000                1,145.95            1,094.35               870.75

In the above example, at the 15th contract anniversary you would not experience a benefit from the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base as the payout available to you is equal to or less than the payout available under the standard provisions of the contract. When the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base payout is less than the payout available under the standard provisions of the contract, you will receive the higher standard payout.

Remember that after the first year, lifetime income payouts under a variable annuity payout option will depend on the investment performance of the subaccounts you select. If your subaccount performance is 5%, your annuity payout will be unchanged from the previous annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous annuity payout.

For example, see Appendix F.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM))

The Benefit Protector(SM) is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) to your contract. Generally, you must elect the Benefit Protector(SM) at the time you purchase your contract and your rider effective date will be the contract issue date. You may not select this rider if you select the, Benefit Protector(SM) Plus, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o    the applicable death benefit, plus

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector(SM) and Benefit Protector(SM) Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

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37  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR(SM)

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector(SM) Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit
Protector(SM), see "Taxes."

For example, see Appendix G.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR(SM) PLUS)

The Benefit Protector(SM) Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector(SM) Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector(SM) rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector(SM) Plus to your contract. You must elect the Benefit Protector(SM) Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available for purchases through a transfer or exchange. You may not select this rider if you select the Benefit Protector(SM) Rider, 5% Accumulation Death Benefit or the Enhanced Death Benefit.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector(SM) is appropriate for your situation.

The Benefit Protector(SM) Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the benefits payable under the Benefit Protector(SM) described above, plus:

o a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                           PERCENTAGE IF YOU AND THE ANNUITANT ARE         PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR              UNDER AGE 70 ON THE RIDER EFFECTIVE DATE        70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                0%                                                0%
Three and Four                            10%                                             3.75%
Five or more                              20%                                              7.5%

Another way to describe the benefits payable under the Benefit Protector(SM) Plus rider is as follows:

o    the ROP death benefit (see "Benefits in Case of Death") plus:

                              IF YOU AND THE ANNUITANT ARE UNDER                IF YOU OR THE ANNUITANT ARE AGE 70
CONTRACT YEAR                 AGE 70 ON THE RIDER EFFECTIVE DATE, ADD...        OR OLDER ON THE RIDER EFFECTIVE DATE, ADD...
One                           Zero                                              Zero
Two                           40% x earnings at death (see above)               15% x earnings at death
Three and Four                40% x (earnings at death + 25% of                 15% x (earnings at death + 25% of initial
                              initial purchase payment*)                        purchase payment*)
Five or more                  40% x (earnings at death + 50% of                 15% x (earnings at death + 50% of initial
                              initial purchase payment*)                        purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

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38  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

TERMINATING THE BENEFIT PROTECTOR(SM) PLUS

o    You may terminate the rider within 30 days of the first rider anniversary.

o You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

o The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: For special tax considerations associated with the Benefit Protector(SM) Plus, see "Taxes."

For example, see Appendix H.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the subaccounts to provide variable annuity payouts. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 5% assumed interest rate results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

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39  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLANS

Some of the following annuity payout plans may not be available if you have selected certain optional riders. Some annuity payout plans may be available only if you have selected certain optional riders (see "Optional Benefits").

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN B - LIFE ANNUITY WITH 20 YEARS CERTAIN: This annuity payout plan is only available if you have an Income Assurer Benefit(SM) rider. We make monthly payments for a guaranteed payout period of 20 years. If the annuitant dies, we will continue to pay the beneficiary until the 20-year period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guarantee payout period, we will continue to make payouts until the annuitants death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o    PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS
     CERTAIN: This annuity payout plan is available only if you have an Income Assurer Benefit(SM) rider. Monthly annuity payments will be paid during the life time of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payments during the lifetime of the survivor. If the survivor dies before we have made payments for twenty years, we continue to make payments to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payment is made.


o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (EXCEPTION: If you have an Income Assurer Benefit(SM) and elect the annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.07% and 7.22% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


o GWB - ANNUITY PAYOUT OPTION: If you have a GWB rider under your contract, you may elect the GWB fixed annuity payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid will not exceed the current total RBA (see "Optional Benefit-- Guaranteed Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary.

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40  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o    the payout is a minimum distribution required under the Code;

o    the payout is made on account of an eligible hardship; or

o    the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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41  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Payments made upon the death of the annuitant may be subject to the 10% penalty.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    if it is allocable to an investment before Aug. 14, 1982.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.

QUALIFIED ANNUITIES


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified (under 401, 403 or 408 of the Code) annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's SPD, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.


When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

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42  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ANNUITY PAYOUTS: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o    Because of your death,

o    Because you become disabled (as defined in the Code);

o If the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o    To pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: Upon your death, any death benefits available under the contract will be taxable as ordinary income to your beneficiary in the year he/she receives the payments.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE MAV DEATH BENEFIT, 5% ACCUMULATION DEATH BENEFIT, ENHANCED DEATH BENEFIT, GWB, INCOME ASSURER BENEFIT(SM), BENEFIT PROTECTOR(SM) OR BENEFIT PROTECTOR(SM) PLUS RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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43  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER

American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.


American Enterprise Life conducts a conventional life insurance business. Its primary products currently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.


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44  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS

[TO BE INSERTED UPON SUBSEQUENT AMENDMENT]

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45  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.

(THOUSANDS)                                                2003            2002         2001            2000          1999
Net investment income    [TO BE INSERTED BY SUBSEQUENT AMENDMENT]     $  292,067    $  271,718     $  299,759    $  322,746
Net gain (loss) on investments                                                 3       (89,920)           469         6,565
Other                                                                     18,906        16,245         12,248         8,338
TOTAL REVENUES                                                        $  310,976    $  198,043     $  312,476    $  337,649
(LOSS) INCOME BEFORE INCOME TAXES                                     $  (52,177)   $  (63,936)    $   28,452    $   50,662
NET (LOSS) INCOME                                                     $  (33,690)   $  (41,728)    $   24,365    $   33,987
TOTAL ASSETS                                                          $8,026,730    $5,275,681     $4,652,221    $4,603,343

MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2003 COMPARED TO 2002:

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

2002 COMPARED TO 2001:

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

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46  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended Dec. 31, ______ previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

EXPERTS

[TO BE INSERTED BY SUBSEQUENT AMENDMENT]

[AEL 2003 FINANCIAL INFORMATION TO BE INSERTED BY SUBSEQUENT AMENDMENT].

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47  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts                              p.

Rating Agencies                                          p.

Principal Underwriter                                    p.

Independent Auditors                                     p.

Condensed Financials                                     p.

Financial Statements

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48  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix A: Example -- Market Value Adjustment (MVA)

As the examples below demonstrate, the application of an MVA may result in either a gain or loss of principal. We refer to all of the transactions described below as "early withdrawals".

General Examples

Assume:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA's 3.0% rate is less than the 3.6% rate and, so the MVA will be negative.

Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA's 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

Sample MVA Calculations

The precise MVA formula we apply is as follows:

                                    1 + I
    EARLY WITHDRAWAL AMOUNT x [(--------------)(TO THE POWER OF n/12) - 1] = MVA
                                 1 + J + .001

    Where  i = rate earned in the GPA from which amounts are being transferred or withdrawn.
           j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
           n = number of months remaining in the current Guarantee Period
               (rounded up).

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49  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Examples -- MVA

Using assumptions similar to those we used in the examples above:

o You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

o We guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period.

o After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Example 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:

                       1.030
    $1,000 x [(---------------------)(TO THE POWER OF 84/12) - 1] = -$ 39.84
                  1 + .035 + .001

In this example, the MVA is a negative $39.84.

Example 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:

                       1.030
    $1,000 x [(---------------------)(TO THE POWER OF 84/12) - 1] = $27.61
                  1 + .025 + .001

In this example, the MVA is a positive $27.61.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6% if you have a 6-year withdrawal charge schedule and 8% if you have an 8-year withdrawal charge schedule. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

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50  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix B: Example -- Income Assurer Benefit(SM) Riders Fees

Example -- Income Assurer Benefit(SM) Riders Fees


You purchase the contract with a payment of $50,000 and $1,000 purchase payment credit on Jan. 1, 2004 and allocate all of your payment to the Protected Investment Options and make no transfers, add-ons or withdrawals.


o On Jan. 1, 2005 (the first contract anniversary) your total contract value is $55,545.

o On Jan. 1, 2006 (the second contract anniversary) your total contract value is $53,270.

We would calculate the Guaranteed Income Benefit Base for each Income Assurer Benefit(SM) on the second anniversary as follows:

The Income Assurer Benefit(SM) - MAV Guaranteed Income Benefit Base is the greatest of the following values:


     Purchase Payments and purchase payment credits less adjusted partial withdrawals:                         $51,000
     Contract value on the second anniversary:                                                                 $53,270
     Maximum Anniversary Value:                                                                                $55,545
                                                                                                               -------
     Income Assurer Benefit(SM) - MAV Guaranteed Income Benefit Base                                           $55,545


The Income Assurer Benefit(SM) - 5% Accumulation Guaranteed Income Benefit Base is the greatest of the following values:


     Purchase Payments and purchase payment credits less adjusted partial withdrawals:                         $51,000
     Contract value on the second anniversary:                                                                 $53,270
     5% Variable Account Floor = 1.05 x 1.05 x $51,000                                                         $56,228
                                                                                                               -------
     Income Assurer Benefit(SM) - 5% Accumulation Guaranteed Income Benefit Base                               $56,228


The Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Guaranteed
Income Benefit Base is the greatest of the following values:


     Purchase Payments and purchase payment credits less adjusted partial withdrawals:                         $51,000
     Contract value on the second anniversary:                                                                 $53,270
     Maximum Anniversary Value:                                                                                $55,545
     5% Variable Account Floor = 1.05 x 1.05 x $51,000                                                         $56,228
                                                                                                               -------
     Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Guaranteed Income Benefit Base             $56,228


The Income Assurer Benefit(SM) fee deducted from your contract value would be:


Income Assurer Benefit(SM) - MAV fee =                                                        .55% x $55,545 = $305.50
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base fee =                               .70% x $56,228 = $393.60
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base fee =             .75% x $56,228 = $421.71


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51  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix C: Example -- Withdrawal Charges

Withdrawal charge calculation example


The following is an example of the calculation we would make to determine the withdrawal charge on a contract with an 8-year withdrawal charge schedule with this history:


o The contract date is Nov. 1, 2004 with a contract year of Nov. 1 through Oct. 30 and with an anniversary date of Nov. 1 each year; and

o    We received these payments

     -- $10,000 Nov. 1, 2004;

     -- $8,000 Dec. 31, 2010;

     -- $6,000 Feb. 20, 2012 and

o You withdraw the contract for its total withdrawal value of $38,101 on Aug. 5, 2014 and made no other withdrawals during that contract year; and

o    The prior anniversary Nov. 1, 2013 contract value was $38,488.

Withdrawal Charge  Explanation

     $    0        $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and

          0 $10,252.20 is contract earnings in excess of the 10% Total Free Amount withdrawn without withdrawal charge; and


          0 $10,000 Nov. 1, 2004 purchase payment was received more than eight years before withdrawal and is withdrawn without withdrawal charge; and

        640 $8,000 Dec. 31, 2010 purchase payment is in its fourth year from receipt, withdrawn with an 8% withdrawal charge; and

        480        $6,000 Feb. 20, 2012 purchase payment is in its third year
     ------        from receipt withdrawn with an 8% withdrawal charge.
     $1,120


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52  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix D: Example -- Death Benefits

Example -- Return of Purchase Payments Death Benefit


o You purchase the contract with a payment of $100,000 on Jan. 1, 2004. We add a purchase payment credit of $3,000 to the contract.

o On Jan. 1, 2005, you make an additional payment of $20,000. We add a purchase payment credit of $600.

o On March 1, 2005, the contract value is $110,000 and you take a $10,000 partial withdrawal (including withdrawal charges).

o    On March, 1, 2006, the contract value is $105,000.

     We calculate the ROP Death Benefit on March 1, 2006, as follows:
       Contract value at death:                                                                               $105,000.00
                                                                                                              ===========
       Purchase payments, plus credits minus adjusted partial withdrawals:
         Total purchase payments:                                                                             $120,000.00
         plus purchase payment credits:                                                                         +3,600.00
         minus adjusted partial withdrawals calculated as:
         10,000 x 123,600  =                                                                                   -11,236.36
         ----------------                                                                                       ---------
              110,000
       for a death benefit of:                                                                                $112,363.64
                                                                                                              ===========
     The ROP Death Benefit, calculated as the greatest of these two values:                                   $112,363.64


Example -- Maximum Anniversary Value Death Benefit


o You purchase the contract with a payment of $25,000 on Jan. 1, 2004. We add a purchase payment credit of $500 to your contract.


o On Jan. 1, 2005 (the first contract anniversary) the contract value grows to $29,000.

o On March 1, 2005 the contract value falls to $27,000, at which point you take a $1,500 partial withdrawal (including withdrawal charges), leaving a contract value of $25,500.


     We calculate the MAV Death Benefit on March 1, 2005 as follows:
       Contract value at death:                                                                                $25,500.00
                                                                                                               ==========
       Purchase payments, plus purchase payment credits minus
       adjusted partial withdrawals:
         Total purchase payments and purchase payment credits:                                                 $25,500.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,500  =                                                                                    -1,416.67
         ----------------                                                                                        --------
             $27,000
       for a death benefit of:                                                                                 $24,083.33
                                                                                                               ==========
       The MAV immediately preceding the date of death
       plus any payments and credits made since that anniversary
       minus adjusted partial withdrawals:
         Greatest of your contract anniversary values:                                                         $29,000.00
         plus purchase payments and purchase payment credits
         made since the prior anniversary:                                                                          +0.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $29,000  =                                                                                    -1,611.11
         ----------------                                                                                        --------
             $27,000
       for a death benefit of:                                                                                 $27,388.89
                                                                                                               ==========
     The MAV Death Benefit, calculated as the greatest of these
     three values, which is the MAV:                                                                           $27,388.89


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53  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Example -- 5% Accumulation Death Benefit


o You purchase the contract with a payment of $25,000 on Jan. 1, 2004 and we add a purchase payment credit of $500 to your contract. You allocate $5,000 to the GPA accounts and $20,500 to the subaccounts.


o On Jan. 1, 2005 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

o On March 1, 2005, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal, (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.


     The death benefit on March 1, 2005 is calculated as follows:
       Contract value at death:                                                                                $22,800.00
                                                                                                               ==========
       Purchase payments, plus purchase payment credits
       minus adjusted partial withdrawals:
         Total purchase payments and purchase payment credits:                                                 $25,500.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,500  =                                                                                    -1,574.07
         ----------------                                                                                        --------
              $24,300
       for a death benefit of:                                                                                 $23,925.93
                                                                                                               ==========
       The 5% variable account floor:
         The variable account floor on Jan. 1, 2005, calculated as:
         1.05 x $20,500 =                                                                                      $21,525.00
         plus purchase payments and purchase payment credits allocated
         to the subaccounts since that anniversary:                                                                 +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts,
         calculated as:
         $1,500 x $21,525  =                                                                                   -$1,699.34
         ----------------                                                                                       ---------
              $19,000
         variable account floor benefit:                                                                       $19,825.66

         plus the GPA account value:                                                                            +5,300.00
                                                                                                                 --------
       5% variable account floor (value of the GPAs and the variable account floor):                           $25,125.66
     The 5% Accumulation Death Benefit, calculated as the greatest
     of these three values, which is the 5% variable account floor:                                            $25,125.66


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54  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Example -- Enhanced Death Benefit


o You purchase the contract with a payment of $25,000 on Jan. 1, 2004 and we add a $500 purchase payment credit with $5,000 allocated to the GPA accounts and $20,500 allocated to the subaccounts.


o On Jan. 1, 2005 (the first contract anniversary), the GPA account value is $5,200 and the subaccount value is $17,000. Total contract value is $23,200.

o On March 1, 2005, the GPA account value is $5,300 and the subaccount value is $19,000. Total contract value is $24,300. You take a $1,500 partial withdrawal (including withdrawal charges) all from the subaccounts, leaving the contract value at $22,800.


     The death benefit on March 1, 2005 is calculated as follows:
       Contract value at death:                                                                                $22,800.00
                                                                                                               ==========
       Purchase payments and purchase payment credits
       minus adjusted partial withdrawals:
         Total purchase payments:                                                                              $25,500.00
         minus adjusted partial withdrawals, calculated as:
         $1,500 x $25,500  =                                                                                    -1,574.07
         ----------------                                                                                        --------
              $24,300
         for a return of purchase payments death benefit of:                                                   $23,925.93
                                                                                                               ==========
     The MAV on the anniversary immediately preceding the date of death plus any purchase payments and purchase payment credits made since that anniversary minus adjusted partial withdrawals made since that anniversary:
         The MAV on the immediately preceding anniversary:                                                     $25,500.00
         plus purchase payments and credits made since that anniversary:                                            +0.00
         minus adjusted partial withdrawals made since that
         anniversary, calculated as:
         $1,500 x $25,500  =                                                                                    -1,574.07
         ----------------                                                                                        --------
              $24,300
         for a MAV Death Benefit of:                                                                           $23,925.93
                                                                                                               ==========
     The 5% variable account floor:
         The variable account floor on Jan. 1, 2004,
         calculated as: 1.05 x $20,500 =                                                                       $21,525.00
         plus purchase payments and purchase payment credit
         amounts allocated to the subaccounts since that anniversary:                                               +0.00
         minus the 5% variable account floor adjusted partial withdrawal from the subaccounts, calculated as:
         $1,500 x $21,525  =                                                                                   -$1,699.34
         ----------------                                                                                       ---------
              $19,000
         variable account floor benefit:                                                                       $19,825.66
         plus the GPA value:                                                                                    +5,300.00
         5% variable account floor (value of the GPAs
         and the variable account floor):                                                                      $25,125.66
                                                                                                               ==========
     EDB, calculated as the greatest of these
     three values, which is the 5% variable account floor:                                                     $25,125.66


--------------------------------------------------------------------------------
55  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix E: Example -- Guarantor(SM) Withdrawal Benefit Rider

Example of the GWB

o    You purchase the contract with a payment of $100,000 on Jan. 1, 2004.


     We add a purchase payment credit of $3,000 to your contract.
     The Guaranteed Benefit Amount (GBA) equals your purchase payment  plus the purchase payment credit:   $103,000
     The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
          0.07 x $103,000 =                                                                                $  7,210
     The Remaining Benefit Amount (RBA) equals your purchase payment plus the purchase payment credit:     $103,000


o    On Jan. 1, 2005 the contract value grows to $110,000. You decide to  step up your benefit.

     The RBA equals 100% of your contract anniversary value:                                               $110,000
     The GBA equals 100% of your contract anniversary value:                                               $110,000
     The GBP equals 7% of your stepped-up GBA:
          0.07 x $110,000 =                                                                                 $ 7,700

o    On July 1, 2007 you decide to take a partial withdrawal of $7,700.


     You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
          $110,000 - $7,700 =                                                                              $102,300

     The GBA equals the GBA immediately prior to the partial withdrawal:                                   $110,000


     The GBP equals 7% of your GBA:
          0.07 x $110,000 =                                                                                $  7,700

o    On Jan. 1, 2008 you make an additional purchase payment of $50,000.


     We add a purchase payment credit of $1,500 to your contract.

     The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:
          $102,300 + $51,500 =                                                                             $153,800

     The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment and purchase payment credit:
          $110,000 + $51,500 =                                                                             $161,500

     The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:
          $7,700 + $3,605 =                                                                                $ 11,305


o    On Jan. 1, 2009 your contract value grows to $200,000. You decide to  step up your benefit.


     The RBA equals 100% of your contract anniversary value:                                               $200,000
     The GBA equals 100% of your contract anniversary value:                                               $200,000
     The GBP equals 7% of your stepped-up GBA:
          0.07 x $200,000 =                                                                                $ 14,000


--------------------------------------------------------------------------------
56  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

o On July 1, 2010 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

          (1) your contract value immediately following the partial withdrawal;
                $230,000 - $20,000 =                                                                       $210,000


          OR


          (2) your prior RBA less the amount of the partial withdrawal.
                $200,000 - $20,000 =                                                                       $180,000

     Reset RBA = lesser of (1) or (2) =                                                                    $180,000


     The GBA gets reset to the lesser of:


          (1)   your prior GBA                                                                             $200,000


          OR

          (2) the greater of:

                a. your contract value immediately following the partial withdrawal;
                    $230,000 - $20,000 =                                                                   $210,000

                OR


                b. your Reset RBA. $180,000

       Greater of a. or b. =                                                                               $210,000

     Reset GBA = lesser of (1) or (2) =                                                                    $200,000


     The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $200,000 =                                                                                     $ 14,000

o On July 1, 2012 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

          (1) your contract value immediately following the partial withdrawal;
                $175,000 - $25,000 =                                                                       $150,000

          OR

          (2) your prior RBA less the amount of the partial withdrawal.
                $180,000 - $25,000 =                                                                       $155,000

     Reset RBA = lesser of (1) or (2) =                                                                    $150,000

     The GBA gets reset to the lesser of:

          (1)   your prior GBA;                                                                            $200,000

          OR

          (2) the greater of:

                a. your contract value immediately following the partial withdrawal;
                    $175,000 - $25,000 =                                                                   $150,000

                OR

                b. your Reset RBA. $150,000

       Greater of a. or b. =                                                                               $150,000

     Reset GBA = lesser of (1) or (2) =                                                                    $150,000

     The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $150,000 =                                                                                     $ 10,500

--------------------------------------------------------------------------------
57  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix F: Example -- Income Assurer Benefit(SM) Riders

[to be inserted upon subsequent amendment]

--------------------------------------------------------------------------------
58  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix G: Example -- Benefit Protector(SM) Death Benefit Rider

Example of the Benefit Protector(SM)


o You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you and the annuitant are under age 70. We add a $3,000 purchase payment credit to your contract. You select the MAV Death Benefit and the 8-year withdrawal charge schedule.

o On July 1, 2004 the contract value grows to $106,000. The MAV Death Benefit on July 1, 2004 equals the contract value less any purchase payment credits added in the last 12 months, or $103,000. You have not reached the first contract anniversary so the Benefit Protector(SM) does not provide any additional benefit at this time.


o On Jan. 1, 2005 the contract value grows to $110,000. The death benefit on Jan. 1, 2005 equals:

     The MAV Death Benefit (contract value):                                    $110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                             +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000

o    On Jan. 1, 2006 the contract value falls to $105,000. The death benefit on Jan. 1,
     2006 equals:

     The MAV Death Benefit:                                                     $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 x ($110,000 - $100,000) =                                             +4,000
                                                                                --------
     Total death benefit of:                                                    $114,000


o On Feb. 1, 2006 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 8% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
     (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is in the third year of the withdrawal charge schedule, so we will withdraw
     $39,500 ($36,340 + $3,160 in withdrawal  charges) from your contract value.
     Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000
     (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2006 equals:


     The MAV Death Benefit (MAV adjusted for partial withdrawals):               $57,619
     plus the Benefit Protector(SM) benefit (40% of earnings at death):
       0.40 x ($57,619 - $55,000) =                                               +1,048
                                                                                --------
     Total death benefit of:                                                     $58,667

--------------------------------------------------------------------------------
59  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2007 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2006. The reduction in contract value has no effect.

o    On Jan.  1,  2013 the  contract  value  grows  to a new  high of  $200,000.
     Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2013 equals:

     The MAV Death Benefit (contract value):                                    $200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                      +55,000
                                                                                --------
      Total death benefit of:                                                   $255,000


o On July 1, 2013 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,500. Your new contract value is now
     $251,500. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2013 equals:


     The MAV Death Benefit (contract value less any purchase payment credits
     added in the last 12 months):                                              $250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)                      +55,000
                                                                                --------
      Total death benefit of:                                                   $305,000


o On July 1, 2014 the contract value remains $251,500 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2014 equals:

     The MAV Death Benefit (contract value):                                    $251,500
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not
       previously withdrawn):
       0.40 x ($251,500 - $105,000) =                                            +58,600
                                                                                --------
      Total death benefit of:                                                   $310,100


--------------------------------------------------------------------------------
60  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

Appendix H: Example -- Benefit Protector(SM) Plus Death Benefit Rider

Example of the Benefit Protector(SM) Plus


o You purchase the contract with a payment of $100,000 on Jan. 1, 2004 and you and the annuitant are under age 70. We add a $3,000 purchase payment credit to your contract. You select the MAV Death Benefit and the 8-year withdrawal charge schedule.

o On July 1, 2004 the contract value grows to $106,000. The MAV Death Benefit on July 1, 2004 equals the contract value, less any purchase payment credits added to the contract in the last 12 months, or $103,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.


o On Jan. 1, 2005 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector(SM) Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2005 equals:

       The MAV Death Benefit (contract value):                                  $110,000
       plus the Benefit Protector(SM) Plus benefit
       which equals 40% of earnings at death
       (MAV Death Benefit minus payments not previously withdrawn):
       0.40 x ($110,000 - $100,000) =                                             +4,000
                                                                                --------
       Total death benefit of:                                                  $114,000

o On Jan. 1, 2006 the contract value falls to $105,000. The death benefit on Jan. 1, 2006 equals:

       The MAV Death Benefit:                                                   $110,000
       plus the Benefit Protector(SM) Plus benefit
       which equals 40% of earnings at death:
       0.40 x ($110,000 - $100,000) =                                             +4,000
       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 x $100,000 =                           +10,000
                                                                                --------
       Total death benefit of:                                                  $124,000


o On Feb. 1, 2006 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 8% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
     (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 8% withdrawal charge because your payment is in its third year of the withdrawal charge schedule, so we will withdraw
     $39,500 ($36,340 + $3,160 in withdrawal  charges) from your contract value.
     Altogether, we will withdraw $50,000 and pay you $46,840. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000
     (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2006 equals:


       The MAV Death Benefit (MAV adjusted for partial withdrawals):             $57,619
       plus the Benefit Protector(SM) Plus benefit
       which equals 40% of earnings at death:
       0.40 x ($57,619 - $55,000) =                                               +1,048
       plus 10% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.10 x $55,000 =                             +5,500
                                                                                --------
       Total death benefit of:                                                   $64,167

--------------------------------------------------------------------------------
61  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

o On Jan. 1, 2007 the contract value falls $40,000. The death benefit on Jan. 1, 2007 equals the death benefit paid on Feb. 1, 2006. The reduction in contract value has no effect.

o On Jan. 1, 2013 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector(SM) Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2013 equals:

       The MAV Death Benefit (contract value):                                  $200,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of
       100% of purchase payments not previously withdrawn
       that are one or more years old                                            +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =             +11,000
                                                                                --------
       Total death benefit of:                                                  $266,000


o On July 1, 2013 you make an additional purchase payment of $50,000 and we add a purchase payment credit of $1,500. Your new contract value is now
     $251,500. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2013 equals:


       The MAV Death Benefit (contract value less any
       purchase payment credits added in the last 12 months):                   $250,000
       plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100% of
       purchase payments not previously withdrawn
       that are one or more years old                                            +55,000
       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 x $55,000 =             +11,000
                                                                                --------
       Total death benefit of:                                                  $316,000


o On July 1, 2014 the contract value remains $251,500 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2014 equals:

       The MAV Death Benefit (contract value):                                  $251,500

       plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV Death Benefit minus payments not previously withdrawn):

       0.40 x ($251,500 - $105,000) =                                            +58,600
       plus 20% of purchase payments made within 60 days of contract issue
       and not previously withdrawn: 0.20 x $55,000 =                            +11,000
                                                                                --------
       Total death benefit of:                                                  $321,100


--------------------------------------------------------------------------------
62  WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  45303 A (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


            AMERICAN EXPRESS(R) SIGNATURE ONE SELECT VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                 APRIL 30, 2004


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

Table of Contents


Calculating Annuity Payouts                           p.

Rating Agencies                                       p.

Principal Underwriter                                 p.

Independent Auditors                                  p.


Financial Statements

--------------------------------------------------------------------------------
2  --  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
       AMERICAN EXPRESS(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS


We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.


FIXED ANNUITY PAYOUTS


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


o take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then


o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3  --  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
       AMERICAN EXPRESS(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                               www.ambest.com
Fitch                                   www.fitchratings.com
Moody's                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003: ___________; 2002: $39,093,853; and 2001:
$22,055,827. AEFA retains no underwriting commission from the sale of the contract.


Independent Auditors


[To be inserted upon subsequent Amendment]

[Financial Statements to be inserted upon subsequent Amendment]



--------------------------------------------------------------------------------
4  --  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
       AMERICAN EXPRESS(R) SIGNATURE ONE SELECT VARIABLE ANNUITY

                                                               45301-20 A (5/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR


             WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY


                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                 APRIL 30, 2004


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

Table of Contents


Calculating Annuity Payouts                           p.

Rating Agencies                                       p.

Principal Underwriter                                 p.

Independent Auditors                                  p.

Condensed Financial Information (Unaudited)           p.


Financial Statements

--------------------------------------------------------------------------------
2   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
         WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY

Calculating Annuity Payouts

VARIABLE ANNUITY PAYOUTS


We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee, the variable account administrative charge and the Enhanced Death Benefit Rider fee (if applicable) from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.


FIXED ANNUITY PAYOUTS


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:


o take the amount of contract value at the retirement date or the date you selected to begin receiving your annuity payouts and which you want to be applied to fixed annuity payouts; then


o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

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3   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
         WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                               www.ambest.com
Fitch                                   www.fitchratings.com
Moody's                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Principal Underwriter


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2003: __________; 2002: $39,093,853; and 2001:
$22,055,827. AEFA retains no underwriting commission from the sale of the contract.


Independent Auditors


[To be inserted upon subsequent Amendment.]

[Financial Statements to be inserted upon subsequent Amendment.]



--------------------------------------------------------------------------------
4   --   AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
         WELLS FARGO ADVANTAGE(R) BUILDER SELECT VARIABLE ANNUITY

                                                               45303-20 A (5/04)

PART C.

Item 24.  Financial  Statements  and Exhibits

      Financial Statements included in Part A of this Registration Statement:

      [To be filed upon subsequent Amendment.]

      Financial Statements included in Part B of this Registration Statement:

      [To be filed upon subsequent Amendment.]

(b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
          1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable
          Annuity Account's Post-Effective Amendment  No.  7  to   Registration
          Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, filed on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003 is incorporated by reference.

2.        Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities, filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999, is incorporated by reference.

3.2 Form of Master General Agent Agreement for American Enterprise Life Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for the American Express Signature One Variable Annuity (form 240180), filed electronically as
          Exhibit 4.1 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.2 Form of Deferred Annuity Contract for the Wells Fargo Advantage Variable Annuity (form 44209), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.3 Form of Deferred Annuity Contract for the Wells Fargo Advantage Builder Variable Annuity (form 44210), filed electronically as Exhibit
          4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Enhanced Death Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44213), filed electronically as Exhibit 4.3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5 Form of Guaranteed Minimum Income Benefit Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44214), filed electronically as Exhibit 4.4 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.6 Form of Guaranteed Minimum Income Benefit Rider (6% Accumulation Benefit Base) for the American Express Signature One Variable Annuity (form 240186), filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 3 to Registrant Statement No. 333-85567 filed on or about Feb. 11, 2000, is incorporated by reference.

4.7 Form of 5% Accumulation Death Benefit Rider for the American Express Signature One Variable Annuity (form 240183), filed electronically as
          Exhibit 4.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999, is incorporated by reference.

4.8 Form of 8% Performance Credit Rider for the American Express Signature One Variable Annuity (form 240187), filed electronically as Exhibit
          4.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999, is incorporated by reference.

4.9 Form of Disability Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44215), filed electronically as Exhibit 4.5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.10 Form of Unemployment Waiver of Withdrawal Charges Rider for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 44216), to Registrant's Pre-Effective No. 1 Amendment to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.11 Form of Roth IRA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43094) filed electronically as Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.12 Form of SEP-IRA for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 43412) filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, filed on or about July 8, 1999, is incorporated by reference.

4.13 Form of Value Option Return of Purchase Payment Death Benefit Rider for the American Express Signature One Variable Annuity (form 240182), filed electronically as Exhibit 4.13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000, is incorporated by reference.

4.14 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.15 Form of Benefit Protector Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271155), filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.16 Form of Benefit Protector Plus Death Benefit Rider for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express Signature One Variable Annuity (form 271156), filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.17 Form of TSA Endorsement for the Wells Fargo Advantage Variable Annuity, the Wells Fargo Advantage Builder Variable Annuity and the American Express FlexChoice Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.18 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.19      Form of Roth IRA Endorsement (form 272109) filed electronically as
          Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.20 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.21 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.22 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.23 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.24 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.25 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit Base)(form 272873) filed electronically as Exhibit 4.15 to
          American   Enterprise   Variable  Annuity   Account's   Post-Effective
          Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.26 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base and 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise
          Variable  Annuity  Account's   Post-Effective   Amendment  No.  7  to
          Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.27 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit
          4.17 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.28 Form of Deferred Variable Annuity Contract (Form 272876 DPSGI) is filed electronically herewith.

4.29 Form of Deferred Variable Annuity Contract (Form 272876 DPWF6) is filed electronically herewith.

4.30 Form of Deferred Variable Annuity Contract (Form 272876 DPWF8) is filed electronically herewith.

5.1 Form of Variable Annuity Application for the American Express Signature One Variable Annuity (form 240181), filed electronically as
          Exhibit 5 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Dec. 8, 1999 is incorporated by reference.

5.2 Form of Variable Annuity Application for the Wells Fargo Advantage Variable Annuity and the Wells Fargo Advantage Builder Variable Annuity (Form 44211) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 filed on or about Nov. 4, 1999 is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to American Enterprise Life Personal Portfolio Plus 2's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2 Amended By-Laws of American Enterprise Life dated September 11, 2002, filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.        Not applicable.

8.1 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Life Personal Portfolio Plus 2's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471, is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on behalf of itself and its separate accounts, and American Express Financial Advisors, Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated by reference.

8.3 Copy of Participation Agreement by and among Baron Capital Funds Trust and BAMCO, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(j) to American
          Enterprise Variable Life Account's Post-Effective   Amendment  No.  2
          to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.4 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(a) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as
          Exhibit 1.A.(8)(b) to American Enterprise Variable Life Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.4 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
          Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.5 Copy of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American Enterprise Life Insurance Company, dated April 1, 1999, filed electronically as
          Exhibit 8.4(a) to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

8.6 (a) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.6 (b) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

8.7 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors Inc., Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(l) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.8 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(m) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.9 Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
          1.A.(8)(o) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.10 Copy of Participation Agreement by and among American Enterprise Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 1.A.(8)(p) to American Enterprise Variable Life Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 27, 2001, is incorporated by reference.

8.11 Copy of Participation Agreement among Oppenheimer Trust and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.12 Copy of Participation Agreement by and among Wanger Advisors Trust, Liberty Wanger Asset Management, L.P. and American Enterprise Life Insurance Company, dated August 30, 1999, filed electronically as
          Exhibit 8.12 to Registrant's Post-Effective Amendment No. 11 filed on or about April 25, 2002 is incorporated by reference.

8.13 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 3, 2000, filed electronically as Exhibit 8.13 to Registrant's Post-Effective Amendment No. 11 filed on or about April 25, 2002 is incorporated by reference.

8.14 Copy of Participation Agreement by and among American Enterprise Life Insurance Company, American Express Financial Advisors, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc., dated January 1, 2000, filed electronically as Exhibit 8.2 to 3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

8.15 Copy of Participation Agreement among American Enterprise Life Insurance Company and The Dreyfus Socially Responsible Fund, Inc. and Dreyfus Variable Investment Fund, dated August 26, 1999, filed electronically as Exhibit 8.2 to American Enterprise Variable Account's Post Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.16 Copy of Participation Agreement by and among Wells Fargo Variable Trust, American Enterprise Life Insurance Company and Stephens Inc., dated March 30, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

8.17 Copy of Participation Agreement by and among Third Avenue Variable Series Trust and Third Avenue Management LLC and American Enterprise Life Insurance Company dated June 5, 2002, filed electronically as
          Exhibit 8.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 25, 2003 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered to be filed upon subsequent Amendment.

10        Consent of Independent Auditors to be filed upon subsequent Amendment.

11.       None.

12.       Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed electronically as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 filed on or about April 25, 2002, is incorporated by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 filed on or about April 25, 2002, is incorporated by reference.

13.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003 filed electronically as Exhibit 14.3 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 25, 2003 is incorporated by reference.

13.4      Power of Attorney to sign Amendments to this  Registration  Statement,
          dated April 21, 2003 filed   electronically  as  Exhibit  14.4  to
          Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 25, 2003 is incorporated by reference.

Item 25:


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Vice President and Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Christopher J. Kopka                                                    Money Laundering Prevention Officer

Paul S. Mannweiler                    135 N. Pennslvania St.            Director
                                      Suite 2350
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26:

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 27.  Number of Contract owners

          As of December 31, 2003 there were 34,450 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.  Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29:

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Chief
                                                        Financial Officer - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Treasurer

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - AEFA
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         1000 S. Pine Island Road                       Southern Florida
         Suite 510
         Plantation, FL  33324

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Investments
                                                        Administration Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Product Development

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Interactive
                                                        Business Development

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Theresa Kaminski                               Vice President - Compliance

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President and General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Balakrish R. Natarnjan                         Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark Riordan                                   Vice President - Finance
                                                        Emerging Technologies

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager II

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional Group

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c)


                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation

American Express        $39,093,853           None                    None                  None
Financial Advisors
Inc.

Item 30.   Location of Accounts and Records

           American Enterprise Life Insurance Company
           829 AXP Financial Center
           Minneapolis, MN 55474

Item 31.   Management Services

           Not applicable.

Item 32.   Undertakings

           (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

           (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

           (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis, and State of Minnesota, on the 11th day of February, 2004.

                         AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                         --------------------------------------------
                                    (Registrant)

                         By American Enterprise Life Insurance Company
                         ---------------------------------------------
                                    (Sponsor)


                         By /s/ Carol A. Holton*
                            --------------------
                                Carol A. Holton
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 11th day of February, 2004.


Signature                                               Title


/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney

* Signed pursuant to Power of Attorney, dated April 25, 2001, filed electronically as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 11.

**   Signed  pursuant  to  Power  of  Attorney,   dated  April  9,  2002,  filed
     electronically as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 11.


*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically as Exhibit 14.3 to Registrant's Post-Effective Amendment No. 12.


**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically as Exhibit 14.4 to Registrant's Post-Effective Amendment No. 12.




By: /s/ Mary Ellyn Minenko
    -----------------------
        Mary Ellyn Minenko

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13 TO REGISTRATION STATEMENT NO. 333-85567

This Registration Statement is comprised of the following papers and documents:

The cover page.

Part A.

     The prospectuses for:

     American Express Signature One Select Variable Annuity
     Wells Fargo Advantage Builder Select Variable Annuity

Part B.

     Statements of Additional Information for:

     American Express Signature One Select Variable Annuity
     Wells Fargo Advantage Builder Select Variable Annuity

Part C.

     Other Information.

     The signatures.

     Exhibits